GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 1.9%
Banks – 0.5%
HSBC Bank PLC(a)(b)
EGP	4,850,000	0.000%		11/07/19	$ 279,603
ICBC Standard Bank PLC(a)(b)
UAH	6,000,000	0.000		10/18/19	230,478
JPMorgan Chase Bank NA(a)(b)(c)
EGP	8,435,000	0.000		07/09/20	436,816
VTB Bank OJSC Via VTB Capital SA
	$420,000	6.950		10/17/22	446,250

					1,393,147

Commercial Services(a)(d)(e) – 0.0%
Cenveo Corp.
	1,315,000	8.500		09/15/22	17,700

Diversified Financial Services – 0.5%
Citigroup Global Markets Holdings, Inc.(b)
	4,806,427	0.000	(a)(c)	09/19/19	283,777
	247,820,765	0.000	(c)	10/15/19	670,451
	9,183,525	0.000	(a)	10/21/19	352,767
MDC-GMTN B.V.
	200,000	4.500		11/07/28	225,700

					1,532,695

Electrical – 0.3%
Eskom Holdings SOC Ltd.
	450,000	5.750		01/26/21	451,800
	421,000	8.450		08/10/28	463,576

					915,376

Energy - Exploration & Production(d)(e)(f) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
	100,000	10.000		06/01/20	—
	951,000	10.750		10/01/20	—
	245,000	9.250		06/01/21	—

					—

Oil Field Services – 0.6%
EP PetroEcuador via Noble Sovereign Funding I Ltd.(g)(h)(3M USD LIBOR + 5.630%)
	47,263	7.979		09/24/19	47,387
Petrobras Global Finance B.V.
	205,000	8.750		05/23/26	257,480
	220,000	6.900		03/19/49	246,322
Petroleos de Venezuela SA(e)
	319,249	6.000		10/28/22	35,756
Petroleos Mexicanos
	510,000	5.500		01/21/21	521,475
	196,000	4.875		01/24/22	197,529
	357,000	3.500		01/30/23	340,224
Seventy Seven Energy, Inc.(d)(e)(f)
	205,000	6.500		07/15/22	—

					1,646,173

TOTAL CORPORATE OBLIGATIONS (Cost $6,287,163)					$ 5,505,091

Shares	Description	Value

Common Stocks – 27.3%
Aerospace & Defense – 1.1%
4,368	Airbus SE	$ 617,464
1,468	General Dynamics Corp.	272,960
1,715	L3Harris Technologies, Inc.	356,034
7,498	Safran SA	1,076,420
463	The Boeing Co.	157,966
4,942	United Technologies Corp.(i)	660,251

		3,141,095

Airlines – 0.6%
76,714	WestJet Airlines Ltd.	1,787,940

Automobiles – 0.1%
1,237	Ferrari NV	199,256

Banks – 1.1%
2,168	Bank of America Corp.	66,514
8,214	HDFC Bank Ltd. ADR	944,446
6,117	JPMorgan Chase & Co.(c)	709,572
20,821	SunTrust Banks, Inc.(i)	1,386,679

		3,107,211

Beverages – 0.5%
5,775	Coca-Cola HBC AG*	198,713
528	Constellation Brands, Inc. Class A	103,921
12,903	Diageo PLC	538,057
2,596	Heineken NV	278,521
1,388	Pernod Ricard SA	243,571
869	The Coca-Cola Co.	45,736

		1,408,519

Biotechnology – 0.9%
19,319	Celgene Corp.*(i)	1,774,643
2,945	CSL Ltd.	459,545
569	Genmab A/S*	105,382
1,958	Spark Therapeutics, Inc.*(i)	195,839

		2,535,409

Capital Markets – 1.5%
1,735	CME Group, Inc.	337,319
5,276	Deutsche Boerse AG	732,427
2,017	Euronext NV(a)	155,705
6,995	Intercontinental Exchange, Inc.	614,581
8,452	London Stock Exchange Group PLC	678,795
2,183	Macquarie Group Ltd.	191,054
2,589	Moody’s Corp.	554,926
2,728	S&P Global, Inc.	668,224
11,019	Tradeweb Markets, Inc. Class A	521,860

		4,454,891

Chemicals – 1.0%
10,072	Air Liquide SA	1,390,302
4,845	International Flavors & Fragrances, Inc.	697,631
2,232	Sika AG	322,243

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
825	The Sherwin-Williams Co.	$ 423,258

		2,833,434

Commercial Services & Supplies – 0.3%
14,667	Advanced Disposal Services, Inc.*(i)	474,771
883	Edenred	44,310
10,361	IAA, Inc.*	484,377

		1,003,458

Containers & Packaging* – 0.0%
1,221	Crown Holdings, Inc.	78,156

Diversified Consumer Services* – 0.0%
5,019	Gymboree Holding Corp.(f)	—
790	Sotheby’s	47,171

		47,171

Diversified Financial Services* – 0.3%
4,948	Berkshire Hathaway, Inc. Class B	1,016,468

Diversified Telecommunication Services – 1.7%
1,020	Bandwidth, Inc. Class A*	75,990
35,177	Cellnex Telecom SA*(a)	1,315,561
2,331,610	China Tower Corp. Ltd. Class H(a)	602,600
194,746	Inmarsat PLC	1,353,889
32,897	ORBCOMM, Inc.*	192,777
46,099	Zayo Group Holdings, Inc.*(i)	1,554,919

		5,095,736

Electric Utilities – 0.2%
11,429	Fortis, Inc.	450,475

Electronic Equipment, Instruments & Components* – 0.3%
629	Coherent, Inc.	87,337
4,640	Flex Ltd.	51,736
1,277	Itron, Inc.	79,174
5,630	Keysight Technologies, Inc.	503,997
452	Zebra Technologies Corp. Class A	95,322

		817,566

Entertainment – 0.3%
3,395	Electronic Arts, Inc.*	314,037
989	Netflix, Inc.*	319,437
3,780	Nexon Co. Ltd.*	59,832
1,538	Sciplay Corp. Class A*	16,041
158	Spotify Technology SA*	24,481
4,023	World Wrestling Entertainment, Inc. Class A	292,794

		1,026,622

Equity Real Estate Investment Trusts (REITs) – 1.0%
3,691	American Tower Corp.	781,090

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
84,312	Ascendas Real Estate Investment Trust	$ 187,188
2,019	Equinix, Inc.	1,013,740
12,000	Link REIT	139,574
3,124	SBA Communications Corp.*	766,661

		2,888,253

Food & Staples Retailing* – 0.3%
35,814	BJ’s Wholesale Club Holdings, Inc.	843,778

Food Products – 0.3%
5,616	General Mills, Inc.	298,266
5,948	Nestle SA	631,006

		929,272

Health Care Equipment & Supplies – 1.0%
14,607	Abbott Laboratories	1,272,270
8,756	Alcon, Inc.*	514,415
8,618	Boston Scientific Corp.*	365,920
1,562	Coloplast A/S Class B	182,435
3,996	Danaher Corp.	561,438

		2,896,478

Health Care Providers & Services – 0.7%
3,060	Universal Health Services, Inc. Class B	461,632
5,150	WellCare Health Plans, Inc.*(i)	1,479,337

		1,940,969

Hotels, Restaurants & Leisure – 0.4%
12,360	Aristocrat Leisure Ltd.	257,200
73,384	Caesars Entertainment Corp.*(i)	868,867

		1,126,067

Industrial Conglomerates – 0.0%
439	Honeywell International, Inc.	75,710

Insurance – 0.3%
35,411	AIA Group Ltd.	362,459
2,729	Ping An Insurance Group Co. of China Ltd. Class H	32,163
7,030	Tokio Marine Holdings, Inc.	373,159

		767,781

Interactive Media & Services – 1.1%
230	Alphabet, Inc. Class A*	280,186
230	Alphabet, Inc. Class C*	279,837
3,710	Facebook, Inc. Class A*	720,593
33,409	Tencent Holdings Ltd.	1,556,624
7,776	Yandex NV Class A*	304,975

		3,142,215

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail* – 0.5%
6,214	Alibaba Group Holding Ltd. ADR	$ 1,075,706
3,635	Delivery Hero SE(a)	174,608
14,902	Just Eat PLC	137,098
3,575	Shutterfly, Inc.	181,217

		1,568,629

IT Services – 3.1%
775	Accenture PLC Class A	149,250
150	Adyen NV*(a)	113,338
740	Automatic Data Processing, Inc.	123,225
565	EPAM Systems, Inc.*	109,491
138	ExlService Holdings, Inc.*	9,493
24,484	Fidelity National Information Services, Inc.	3,262,478
5,605	Fiserv, Inc.*	590,935
562	Global Payments, Inc.	94,371
340	GoDaddy, Inc. Class A*	24,949
32,546	Infosys Ltd. ADR	368,421
3,764	InterXion Holding NV*	283,429
2,526	Mastercard, Inc. Class A	687,754
5,331	Perspecta, Inc.	124,372
64,978	SafeCharge International Group Ltd.	355,288
4,074	StoneCo Ltd. Class A*	142,631
9,330	Total System Services, Inc.(i)	1,266,268
1,767	VeriSign, Inc.*	372,996
5,240	Visa, Inc. Class A	932,720
19	WEX, Inc.*	4,143

		9,015,552

Life Sciences Tools & Services – 0.6%
4,160	Agilent Technologies, Inc.	288,745
2,371	IQVIA Holdings, Inc.*	377,392
1,020	Lonza Group AG*	349,405
2,697	Thermo Fisher Scientific, Inc.	748,903

		1,764,445

Media – 1.4%
1,577	Charter Communications, Inc. Class A*	607,744
18,974	Comcast Corp. Class A	819,108
10,455	Cumulus Media, Inc. Class A*	157,975
52,635	Tribune Media Co. Class A(i)	2,445,948

		4,030,775

Multi-Utilities – 0.1%
30,501	Algonquin Power & Utilities Corp.	379,934

Oil, Gas & Consumable Fuels – 0.1%
27,339	Carrizo Oil & Gas, Inc.*	260,540
2,789	Enbridge, Inc.	93,150

		353,690

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.4%
1,860	L’Oreal SA	$ 497,670
9,143	Unilever NV	529,961

		1,027,631

Pharmaceuticals – 0.8%
3,932	Allergan PLC(i)	631,086
8,136	AstraZeneca PLC	702,900
5,721	Elanco Animal Health, Inc.*	188,564
8,085	Novartis AG	741,385
3,420	Novo Nordisk A/S Class B	164,226

		2,428,161

Professional Services – 0.7%
2,997	Equifax, Inc.	416,853
4,506	Huron Consulting Group, Inc.*	274,731
11,823	IHS Markit Ltd.*	761,637
6,201	TransUnion	513,381
126	TriNet Group, Inc.*	9,266

		1,975,868

Road & Rail – 0.9%
16,740	Genesee & Wyoming, Inc. Class A*(i)	1,838,220
614	Kansas City Southern	75,976
29,188	MTR Corp. Ltd.	191,546
1,047	Old Dominion Freight Line, Inc.	174,828
2,037	Uber Technologies, Inc.*	85,839
2,175	Union Pacific Corp.	391,391

		2,757,800

Semiconductors & Semiconductor Equipment – 1.0%
3,035	Advanced Micro Devices, Inc.*	92,416
12,520	Cypress Semiconductor Corp.	287,584
3,345	First Solar, Inc.*	215,719
3,113	FormFactor, Inc.*	52,236
846	KLA Corp.	115,327
12,419	Lattice Semiconductor Corp.*	240,184
128	Marvell Technology Group Ltd.	3,361
6,925	Micron Technology, Inc.*	310,863
788	QUALCOMM, Inc.	57,650
29,787	Versum Materials, Inc.(i)	1,548,328

		2,923,668

Software – 1.9%
2,501	Adobe, Inc.*	747,449
2,670	Atlassian Corp. PLC Class A*	374,120
2,432	Blackbaud, Inc.	221,312
565	Ceridian HCM Holding, Inc.*	30,120
1,284	Check Point Software Technologies Ltd.*	143,744
124	Guidewire Software, Inc.*	12,658
538	Intuit, Inc.	149,193

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
896	LogMeIn, Inc.	$ 68,069
6,013	Microsoft Corp.	819,392
6,280	SAP SE ADR	772,628
478	ServiceNow, Inc.*	132,592
254	Splunk, Inc.*	34,369
4,683	Symantec Corp.	100,966
7,102	Tableau Software, Inc. Class A*(i)	1,204,002
90	Temenos AG*	15,844
1,875	Varonis Systems, Inc.*	134,831
1,578	VMware, Inc. Class A	275,345
2,107	Workday, Inc. Class A*	421,358

		5,657,992

Technology Hardware, Storage & Peripherals – 0.4%
836	Apple, Inc.	178,101
4,841	Samsung Electronics Co. Ltd.	183,351
14,068	Western Digital Corp.	758,125

		1,119,577

Textiles, Apparel & Luxury Goods – 0.1%
313	Hermes International	219,859

Tobacco – 0.1%
4,692	Philip Morris International, Inc.	392,298

Wireless Telecommunication Services – 0.2%
5,294	Millicom International Cellular SA SDR	271,978
2,414	T-Mobile US, Inc.*	192,468

		464,446

TOTAL COMMON STOCKS (Cost $69,898,146)		$ 79,694,255

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(g) – 5.0%
Collateralized Mortgage Obligations – 5.0%
Interest Only(j) – 1.9%
FHLMC REMIC Series 4723, Class KS (-1 X 1M USD LIBOR - 6.150%)
$6,611,364	3.756%	09/15/47	$ 1,270,502
FHLMC REMIC Series 4729, Class KS (-1 X 1M USD LIBOR - 6.150%)
4,996,228	3.756	11/15/47	960,123
GNMA REMIC Series 2017-117, Class AS (-1 X 1M LIBOR + 6.200%)
7,767,466	3.817	08/20/47	1,583,200
GNMA REMIC Series 2017-68, Class SA (-1X1M LIBOR + 6.150%)
8,379,078	3.767	05/20/47	1,671,246

			5,485,071

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations (g) – (continued)
Regular Floater – 1.3%
CHL GMSR Issuer Trust Series 2018-GT1, Class A(a) (1M USD LIBOR + 2.750%)
$1,000,000	5.154%	05/25/23	$ 1,002,327
CHL GMSR Issuer Trust Series 2018-GT1, Class B(a) (1M USD LIBOR + 3.500%)
1,000,000	5.904	05/25/23	1,001,178
Impac Secured Assets Trust Series 2007-1, Class A3 (1M USD LIBOR + 0.240%)
2,164,500	2.644	03/25/37	1,891,153

			3,894,658

Sequential Floating Rate(a) – 1.8%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,663,838	2.891	03/27/36	2,174,052
Citigroup Mortgage Loan Trust Series 2014-12, Class 2A5
3,429,071	3.674	02/25/37	2,898,118

			5,072,170

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $13,293,297)			$ 14,451,899

Asset-Backed Securities – 8.5%
Collateralized Loan Obligations(a)(g) – 3.2%
Catamaran CLO Ltd. Series 2013-1A, Class DR (3M USD LIBOR + 2.800%)
$1,750,000	5.382%	01/27/28	$ 1,707,081
CIFC Funding V Ltd. Series 2018-5A, Class A1 (3M USD LIBOR + 1.190%)
1,500,000	4.023	01/15/32	1,500,001
CVP CLO Ltd. Series 2017-2A, Class D (3M USD LIBOR + 2.650%)
1,000,000	5.242	01/20/31	940,209
KKR CLO 14 Ltd. (3M USD LIBOR + 1.150%)
1,000,000	3.747	07/15/31	993,523
Shackleton CLO Ltd. Series 2013-3A, Class DR (3M USD LIBOR + 3.020%)
1,500,000	5.617	07/15/30	1,425,983
Venture CLO Ltd. Series 2017-30A, Class D (3M USD LIBOR + 3.000%)
1,500,000	5.597	01/15/31	1,441,275
Voya CLO Ltd. Series 2013-1A, Class CR (3M USD LIBOR + 2.950%)
1,500,000	5.547	10/15/30	1,435,458

			9,443,530

Credit Card(a) – 0.9%
Continental Credit Card Series 2016-1A, Class C
2,381,376	11.330	01/15/25	2,648,125

Home Equity – 4.4%
ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP6, Class A2D(g) (1M USD LIBOR + 0.220%)
5,242,567	2.624	12/25/36	2,541,845
Argent Securities Trust Series 2006-M2, Class A2D(g) (1M USD LIBOR + 0.240%)
2,806,396	2.644	09/25/36	1,321,774
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1(g) (1M USD LIBOR + 0.460%)
2,430,352	2.864	01/25/36	2,067,955
Countrywide Asset-Backed Certificates Series 2006-22, Class M1(g) (1M USD LIBOR + 0.230%)
4,471,085	2.634	05/25/47	1,127,068

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2(g)(1M USD LIBOR + 0.690%)
	$2,151,418	3.094%		10/25/35	$ 1,773,740
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(k)
	1,489,148	4.900		11/25/36	1,136,565
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2, Class AFPT(g)(1M USD LIBOR + 0.070%)
	4,243,928	2.474		11/25/36	2,059,107
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(g)(1M USD LIBOR + 0.250%)
	1,254,933	2.904		05/25/36	815,726

					12,843,780

TOTAL ASSET-BACKED SECURITIES (Cost $24,199,218)					$ 24,935,435

Foreign Debt Obligations – 4.3%
Bahrain Government International Bond
	$200,000	7.000%		01/26/26	$ 225,250
Brazil Notas do Tesouro Nacional
	427,000	4.875		01/22/21	444,080
Ecuador Government International Bond
	216,000	10.750		03/28/22	238,680
Republic of Argentina
	530,000	3.380	(k)	12/31/38	344,326
	1,250,000	3.875		01/15/22	1,163,648
ARS	4,679,211	68.466	(g)	06/21/20	103,266
	$342,000	4.625		01/11/23	286,318
	7,006,425	0.000	(b)	04/30/20	184,035
	7,202,095	0.000	(b)	07/31/20	160,761
	282,000	6.875		04/22/21	254,082
Republic of South Africa
ZAR	496,000	5.500		03/09/20	503,440
	14,429,570	10.500		12/21/26	1,124,988
Republic of Turkey
	$400,000	5.750		05/11/47	338,125
	654,000	5.625		03/30/21	667,080
Russian Federation Bond
RUB	1,600,000	4.500		04/04/22	1,668,800
	200,000	5.000		04/29/20	204,300
	232,386,000	7.250		05/10/34	3,613,899
Saudi Government International Bond
	$600,000	2.375		10/26/21	601,500
	400,000	5.250		01/16/50	469,750

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $12,804,391)					$ 12,596,328

Municipal Debt Obligations(d)(e) – 0.5%
Puerto Rico – 0.5%
Puerto Rico Commonwealth GO Bonds (Refunding) (Public Improvement) Series A
	$545,000	5.500%		07/01/39	$ 338,581
	550,000	5.000		07/01/41	336,188
Puerto Rico Commonwealth GO Bonds (Refunding) Series A
	1,440,000	8.000		07/01/35	784,800

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,305,977)					$ 1,459,569

Shares	Description	Value

Exchange Traded Fund – 1.6%
52,200	iShares iBoxx High Yield Corporate Bond ETF	$ 4,537,746
(Cost $4,499,273)

Shares	Dividend Rate	Value

Investment Company(c) – 43.0%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
125,570,371	2.272%	$125,570,371
(Cost $125,570,371)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 92.1% (Cost $257,857,836)		$268,750,694

Shares	Description	Value

Common Stocks Sold Short – (2.6)%
Aerospace & Defense – (0.1)%
2,116	Raytheon Co.	$ (385,726)

Banks – (0.3)%
14,790	BB&T Corp.	(762,129)

Biotechnology – (0.1)%
3,405	AbbVie, Inc.	(226,841)
14,489	Celgene Corp.(f)	(30,427)

		(257,268)

Health Care Providers & Services* – (0.3)%
17,407	Centene Corp.	(906,730)

Hotels, Restaurants & Leisure* – (0.1)%
6,597	Eldorado Resorts, Inc.	(297,657)

IT Services – (0.9)%
11,757	Fidelity National Information Services, Inc.	(1,566,620)
5,808	Global Payments, Inc.	(975,279)

		(2,541,899)

Oil, Gas & Consumable Fuels* – (0.1)%
56,045	Callon Petroleum Co.	(275,741)

Pharmaceuticals – (0.3)%
19,319	Bristol-Myers Squibb Co.	(857,957)

Software* – (0.4)%
7,834	salesforce.com, Inc.	(1,210,353)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(7,372,525))		$ (7,495,460)

TOTAL SECURITIES SOLD SHORT – (2.6)% (Cost $(7,372,525))		$ (7,495,460)

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.5%		30,708,645

NET ASSETS – 100.0%		$291,963,879

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated issuer.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Security is currently in default.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2019.

(h)	Guaranteed by a foreign government until maturity.

(i)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $8,743,881, which represents approximately 3.0% of net assets as of July 31, 2019.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2019.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Special Drawing Rights

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	CHF	690,227	EUR	625,000	08/02/19	$2,151
	CHF	690,644	EUR	625,000	08/05/19	2,596
	INR	41,358,888	USD	600,000	08/05/19	498
	MXN	4,000,000	USD	207,419	08/08/19	1,025
	RUB	6,378,150	USD	100,000	08/08/19	78
	TRY	9,810,035	USD	1,700,000	08/08/19	52,000
	TWD	6,226,600	USD	200,000	08/05/19	23
	USD	988,347	CAD	1,297,000	09/20/19	4,655
	USD	378,139	CHF	375,000	08/02/19	1,014
	USD	126,195	CHF	125,000	08/05/19	452
	USD	100,000	CLP	68,181,000	08/05/19	3,151
	USD	100,000	COP	321,145,510	08/20/19	2,243
	USD	100,000	COP	319,099,000	08/23/19	2,884
	USD	100,000	COP	318,367,176	08/26/19	3,125
	USD	1,237,263	EUR	1,095,000	09/20/19	20,063
	USD	2,505	GBP	2,000	09/20/19	66
	USD	500,000	INR	34,490,600	08/13/19	340
	USD	600,000	INR	41,253,910	08/16/19	2,871
	USD	100,000	INR	6,918,012	08/26/19	150
	USD	2,987	JPY	322,000	09/20/19	15
	USD	700,000	KRW	813,841,000	08/05/19	14,211
	USD	700,000	KRW	826,273,000	08/12/19	4,441
	USD	100,000	KRW	117,894,000	08/19/19	728
	USD	700,000	KRW	824,004,000	08/26/19	5,952
	USD	500,000	KRW	590,490,000	08/30/19	2,557
	USD	2,957,516	MXN	56,500,000	08/08/19	13,249
	USD	1,900,000	RUB	120,618,350	08/08/19	7,403
	USD	100,000	TRY	557,774	08/08/19	386
	USD	200,000	TWD	6,201,106	08/05/19	796
	USD	200,000	TWD	6,226,800	08/12/19	5
	USD	200,000	TWD	6,202,800	08/19/19	702
	USD	200,000	TWD	6,198,400	08/26/19	769
	USD	100,000	TWD	3,103,700	08/30/19	219
JPMorgan Securities, Inc.	BRL	4,230,105	USD	1,099,443	08/02/19	8,816
	COP	3,570,808,090	USD	1,045,472	09/18/19	39,544
	IDR	5,901,140,527	USD	406,499	09/18/19	9,174
	INR	39,786,213	USD	565,948	09/18/19	6,350
	MXN	6,163,354	USD	317,781	09/18/19	1,221
	TRY	1,845,479	USD	317,781	08/02/19	12,624
	TRY	1,663,747	USD	285,240	09/18/19	7,141
	USD	1,119,475	BRL	4,230,106	08/02/19	11,216
	USD	1,092,646	COP	3,570,808,090	09/18/19	7,631
	USD	2,034,788	EUR	1,809,796	09/18/19	23,343
	USD	110,824	IDR	1,555,198,902	09/18/19	1,277
	USD	301,107	RUB	19,087,141	08/02/19	1,317
	USD	1,373,666	RUB	87,076,686	09/18/19	15,134
	USD	486,135	ZAR	6,880,040	09/18/19	9,337
MS & Co. Int. PLC	USD	2,171,229	EUR	1,915,000	09/18/19	42,857
	USD	414,847	GBP	336,000	09/18/19	5,243

TOTAL						$353,043

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	CHF	150,807	GBP	125,000	08/02/19	$(366)
	CHF	150,708	GBP	125,000	08/05/19	(444)
	CHF	750,000	JPY	82,182,600	08/05/19	(1,234)
	CLP	67,521,887	USD	100,000	08/05/19	(4,087)
	COP	319,481,308	USD	100,000	08/20/19	(2,750)
	COP	317,214,490	USD	100,000	08/23/19	(3,458)
	COP	319,074,000	USD	100,000	08/26/19	(2,910)
	EUR	1,095,000	USD	1,238,176	09/20/19	(20,979)
	GBP	6,000	USD	7,527	09/20/19	(212)
	INR	34,355,650	USD	500,000	08/13/19	(2,295)
	INR	41,169,287	USD	600,000	08/16/19	(4,096)
	INR	6,876,260	USD	100,000	08/19/19	(555)
	INR	6,923,010	USD	100,000	08/26/19	(78)
	KRW	826,182,000	USD	700,000	08/05/19	(3,811)
	KRW	824,208,000	USD	700,000	08/12/19	(6,179)
	KRW	117,693,000	USD	100,000	08/19/19	(897)
	KRW	825,552,593	USD	700,000	08/26/19	(4,648)
	MXN	79,000,000	USD	4,140,224	08/08/19	(23,455)
	RUB	126,632,850	USD	2,000,000	08/08/19	(13,028)
	TWD	6,202,400	USD	200,000	08/12/19	(788)
	TWD	6,199,200	USD	200,000	08/19/19	(817)
	TWD	6,200,095	USD	200,000	08/26/19	(714)
	USD	810,552	CAD	1,085,000	09/20/19	(12,347)
	USD	600,000	INR	41,552,280	08/05/19	(3,306)
	USD	100,000	INR	6,918,510	08/19/19	(56)
	USD	1,317,009	MXN	25,500,000	08/08/19	(11,821)
	USD	100,000	RUB	6,396,380	08/08/19	(364)
	USD	1,600,000	TRY	9,303,071	08/08/19	(61,458)
JPMorgan Securities, Inc.	BRL	4,230,106	USD	1,123,564	08/02/19	(15,305)
	BRL	4,364,530	USD	1,152,222	09/04/19	(11,392)
	EUR	150,977	USD	169,665	09/18/19	(1,865)
	RUB	19,087,141	USD	302,134	08/02/19	(2,344)
	RUB	39,194,383	USD	614,263	09/18/19	(2,769)
	USD	562,159	INR	39,786,213	09/18/19	(10,140)
	USD	318,174	MXN	6,163,354	09/18/19	(827)
	USD	756,846	RUB	50,254,602	09/18/19	(27,204)
	USD	1,185,914	ZAR	17,575,079	09/18/19	(32,068)
	ZAR	3,851,900	USD	274,211	09/18/19	(7,268)
MS & Co. Int. PLC	EUR	668,000	USD	762,306	09/18/19	(19,876)
	GBP	629,000	USD	800,606	09/18/19	(33,816)
	SEK	2,610,000	USD	278,395	09/18/19	(7,249)

TOTAL						$(359,276)

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	47	09/06/19	$9,108,721	$98,835
10 Year U.K. Long Gilt	30	09/26/19	4,846,036	85,774
10 Year U.S. Treasury Notes	36	09/19/19	4,587,188	8,349
2 Year German Euro-Schatz	12	09/06/19	1,492,126	2,492
2 Year U.S. Treasury Notes	17	09/30/19	3,644,906	4,715
20 Year U.S. Treasury Long Bonds	16	09/19/19	2,489,500	27,310
3 Month Euribor Interest Rate	2	06/15/20	556,544	802
3 Month Sterling Interest Rate	2	03/18/20	302,216	1,276
5 Year German Euro-Bobl	38	09/06/19	5,678,912	21,175

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
5 Year U.S. Treasury Notes	9	09/30/19	$1,057,992	$7,657
Amsterdam Exchanges Index	12	08/16/19	1,511,242	(7,023)
Australian Dollar	105	09/16/19	7,193,550	(109,400)
Bank Accept Index	2	09/14/20	372,026	(532)
BIST National-30 Index	8	08/29/19	18,699	(255)
Brent Crude	9	08/30/19	585,450	11,631
Brent Crude	2	09/30/19	129,100	(182)
British Pound	57	09/16/19	4,341,975	(159,031)
CAC40 Index	11	08/16/19	671,988	(5,643)
Canada 10 Year Government Bonds	18	09/19/19	1,940,885	(1,609)
Canadian Canola	3	11/14/19	20,162	(206)
CBOE Volatility Index	1	08/21/19	16,075	623
Cocoa	1	09/13/19	23,450	88
Cocoa	1	12/13/19	24,000	(1,012)
Coffee	2	09/24/19	26,760	(1,822)
Copper	4	08/01/19	592,500	(33,404)
Copper	2	08/02/19	295,112	(10,467)
Copper	2	08/07/19	295,327	(14,904)
Copper	2	08/09/19	295,412	(8,241)
Copper	3	08/16/19	443,569	4,662
Copper	1	08/20/19	147,896	(2,582)
Copper	2	08/23/19	295,750	(2,068)
Copper	1	08/30/19	147,962	1,810
Copper	1	09/03/19	148,006	2,514
Copper	2	09/06/19	296,042	3,249
Copper	2	09/17/19	296,096	3,819
Copper	3	09/18/19	444,131	7,887
Copper	4	09/20/19	592,025	(6,486)
Copper	1	09/25/19	148,057	2,573
Copper	15	09/26/19	1,162,585	(10,097)
Copper	3	09/27/19	444,235	(4,761)
Copper	4	10/01/19	592,477	(6,884)
Copper	1	10/02/19	148,129	2,637
Copper	2	10/03/19	296,279	811
Copper	1	10/04/19	148,150	1,272
Copper	1	10/09/19	148,197	(3,566)
Copper	3	10/10/19	444,619	1,823
Copper	2	10/11/19	296,412	(1,218)
Copper	1	10/16/19	148,169	(3,577)
Copper	1	10/17/19	148,125	(3,559)
Copper	5	10/18/19	740,406	(21,376)
Copper	2	10/22/19	296,220	(3,741)
Copper	2	10/23/19	296,234	(3,734)
Copper	1	10/25/19	148,132	(3,059)
Copper	1	10/29/19	148,160	(1,430)
Corn	3	03/13/20	63,075	(1,581)
Corn	1	05/14/20	21,300	(765)
Crude Oil	1	08/19/19	58,580	299
Crude Oil	1	08/20/19	58,580	538
Crude Oil	1	09/20/19	58,630	148
Crude Palm Oil	1	09/13/19	12,347	29
Crude Palm Oil	6	10/15/19	75,245	1,610
Crude Palm Oil	2	11/15/19	25,482	688
Crude Palm Oil	2	12/13/19	25,869	573
DAX Index	4	09/20/19	1,348,825	(20,701)
DJIA E-Mini Index	4	09/20/19	537,100	(6,585)
E-mini Comsumer Staples Select Sector	4	09/20/19	239,360	203
E-mini Energy Select Sector	3	09/20/19	189,240	(14)
E-Mini Russell 2000 Index	1	09/20/19	78,835	1,279
E-mini S&P MidCap 400 Index	2	09/20/19	393,620	4,907
E-mini Utilities Select Sector	3	09/20/19	180,030	(2,440)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Euro Buxl 30 Year Bonds	2	09/06/19	$462,682	$7,970
Euro FX	1	09/16/19	139,094	(701)
Euro Stoxx 50 Index	5	09/20/19	191,622	(667)
Euro Stoxx 50 Index Dividend	161	12/20/19	2,169,023	9,580
EURO STOXX Healthcare Index	3	08/30/19	248,308	5,505
Eurodollars	3	03/16/20	735,675	3,183
Eurodollars	4	06/15/20	981,900	2,644
Eurodollars	2	06/14/21	491,600	2,397
Eurodollars	1	12/13/21	245,750	1,961
Eurodollars	1	06/13/22	245,712	(126)
French 10 Year Government Bonds	11	09/06/19	2,036,361	36,992
FTSE 100 Index	5	09/20/19	458,196	6,018
FTSE China A50 Index	3	08/29/19	40,875	(228)
FTSE/MIB Index	25	09/20/19	2,958,735	21,356
Gasoline RBOB	1	08/30/19	78,238	1,296
Gasoline RBOB	1	09/30/19	71,665	284
Gold 100 Oz	1	12/27/19	143,780	558
Hang Seng Index	2	08/29/19	354,579	(8,035)
Hscei	1	08/29/19	68,196	(818)
IBEX 35 Index	32	08/16/19	3,180,722	(118,986)
Italian 10 Year Government Bonds	17	09/06/19	2,509,714	50,075
Japan 10 Year Government Bonds	10	09/12/19	14,137,329	21,600
Japanese Yen	32	09/16/19	3,689,400	(24,519)
Korea 10 Year Bonds	8	09/17/19	902,916	13,738
Korea 3 Year Bonds	4	09/17/19	374,947	1,506
Kospi 200 Index	29	09/11/19	1,635,248	(10,163)
Lead	2	08/02/19	99,925	6,720
Lead	1	08/08/19	50,010	3,157
Lead	1	08/09/19	50,018	4,350
Lead	1	08/23/19	50,105	5,164
Lead	1	09/04/19	50,160	4,195
Lead	1	09/06/19	50,170	2,254
Lead	1	09/19/19	50,227	1,662
Lead	1	09/20/19	50,229	2,339
Lead	1	09/25/19	50,240	2,212
Lead	1	10/02/19	50,256	1,115
Lead	1	10/04/19	50,260	3,494
Lead	1	10/17/19	50,256	(32)
Lean Hogs	1	10/14/19	28,400	(3,322)
Lean Hogs	1	12/13/19	28,110	(1,832)
Lean Hogs	1	02/14/20	29,900	(2,402)
Low Sulphur Gas Oil	5	09/12/19	301,875	4,096
Mini FTSE/MIB Index	1	09/20/19	23,670	(20)
Mini H-Shares Index	5	08/29/19	68,196	(913)
Mini-Hang Seng Index	1	08/29/19	35,458	(630)
MSCI EAFE Index	1	09/20/19	94,265	(691)
MSCI Singapore Index	2	08/29/19	54,530	(706)
MSCI Taiwan Index	3	08/29/19	119,490	(514)
Natural Gas	4	08/28/19	89,320	1,463
Nickel	1	08/01/19	85,920	14,074
Nickel	1	08/02/19	86,712	13,839
Nickel	2	08/23/19	173,783	28,434
Nickel	1	08/28/19	86,921	14,168
Nickel	1	08/29/19	86,926	7,425
Nickel	3	09/20/19	261,165	16,723
Nickel	1	09/27/19	87,100	7,519
Nickel	1	10/01/19	87,126	13,263
Nickel	2	10/02/19	174,264	29,418
Nickel	1	10/10/19	87,101	1,963
Nickel	3	10/18/19	261,070	(10,288)
Nickel	2	10/25/19	173,954	5,649
Nikkei 225 Index	3	09/12/19	594,264	(3,405)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Nikkei 225 Mini	36	09/12/19	$713,117	$(2,872)
NYMEX Light Sweet E-mini Crude Oil	1	08/19/19	29,290	1,126
OMXS 30 Index	37	08/16/19	612,566	1,871
Platinum	1	10/29/19	43,945	183
Primary Aluminum	1	08/01/19	44,438	(441)
Primary Aluminum	4	08/02/19	177,125	(3,566)
Primary Aluminum	1	08/08/19	44,368	(510)
Primary Aluminum	1	08/09/19	44,383	(609)
Primary Aluminum	1	08/16/19	44,484	(362)
Primary Aluminum	1	08/23/19	44,572	(544)
Primary Aluminum	1	08/28/19	44,610	(518)
Primary Aluminum	1	08/30/19	44,625	(441)
Primary Aluminum	1	09/04/19	44,663	197
Primary Aluminum	1	09/05/19	44,671	380
Primary Aluminum	2	09/06/19	89,356	525
Primary Aluminum	1	09/10/19	44,709	607
Primary Aluminum	2	09/17/19	89,503	(805)
Primary Aluminum	1	09/19/19	44,744	366
Primary Aluminum	2	09/20/19	89,502	(727)
Primary Aluminum	1	09/24/19	44,780	77
Primary Aluminum	2	09/27/19	89,602	(429)
Primary Aluminum	1	10/01/19	44,830	(361)
Primary Aluminum	2	10/02/19	89,673	(723)
Primary Aluminum	2	10/04/19	89,702	(166)
Primary Aluminum	1	10/10/19	44,894	(847)
Primary Aluminum	3	10/11/19	134,681	(1,740)
Primary Aluminum	1	10/15/19	44,894	(1,340)
Primary Aluminum	2	10/16/19	89,787	(2,692)
Primary Aluminum	2	10/17/19	89,775	(2,368)
Primary Aluminum	4	10/18/19	179,525	(1,380)
Primary Aluminum	2	10/22/19	89,820	(1,061)
Primary Aluminum	1	10/23/19	44,917	(334)
Primary Aluminum	3	10/25/19	134,795	(2,263)
Primary Aluminum	1	10/29/19	44,961	(142)
S&P 500 E-Mini Index	1	09/20/19	149,115	4,191
S&P Toronto Stock Exchange 60 Index	3	09/19/19	444,840	(2,761)
SET50 Index	10	09/27/19	73,172	(1,157)
SGX Nifty 50 Index	4	08/29/19	88,968	(1,707)
Silver	1	09/26/19	82,025	(1,202)
Soybean	7	12/13/19	213,780	(4,245)
SPI 200 Index	4	09/19/19	461,736	8,599
Stoxx Europe 600 Index	2	09/20/19	42,553	10
The ICE EUA	1	12/16/19	30,974	(514)
TOCOM Gold	4	06/25/20	183,068	2,524
TOCOM Gold Mini	1	06/24/20	4,577	11
Topix Index	8	09/12/19	1,151,576	(6,209)
U.S. Dollar Index	2	08/19/19	19,983	87
U.S. Dollar Index	3	09/16/19	294,774	2,225
Ultra 10 Year U.S. Treasury Notes	14	09/19/19	1,929,812	15,629
Ultra Long U.S. Treasury Bonds	8	09/19/19	1,420,500	16,117
WIG20 Index	10	09/20/19	117,081	144
Yen Denominated Nikkei 225 Index	294	09/12/19	28,875,724	262,343
Zinc	1	08/01/19	61,700	(6,600)
Zinc	1	08/02/19	61,038	(7,340)
Zinc	1	08/08/19	61,069	(5,196)
Zinc	1	08/13/19	61,096	(3,282)
Zinc	1	08/14/19	61,101	(339)
Zinc	2	08/23/19	122,282	(5,823)
Zinc	1	08/28/19	61,151	(783)
Zinc	1	09/04/19	61,169	(734)
Zinc	1	09/10/19	61,209	(1,563)
Zinc	1	09/12/19	61,223	(1,480)
Zinc	1	09/18/19	61,263	(1,465)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts (continued):
Zinc	4	09/20/19	$244,750	$(5,173)
Zinc	2	09/24/19	122,287	(1,493)
Zinc	2	09/27/19	122,202	(3,009)
Zinc	2	10/01/19	122,209	(2,390)
Zinc	1	10/04/19	61,107	155
Zinc	1	10/10/19	61,113	1,210
Zinc	1	10/15/19	61,133	(379)
Zinc	2	10/17/19	122,237	(1,331)
Zinc	1	10/18/19	61,100	(915)

Total				$266,710

Short position contracts:
3 Month Euribor Interest Rate	(9)	09/14/20	(2,504,450)	23
5 Year U.S. Treasury Notes	(3)	09/30/19	(352,664)	(49)
Australian 10 Year Government Bonds	(130)	09/16/19	(12,910,284)	(193,820)
BIST National-30 Index	(3)	08/29/19	(7,012)	74
Brent Crude	(2)	10/31/19	(128,160)	(3,722)
CAC40 Index	(9)	08/16/19	(549,808)	6,104
Canada 10 Year Government Bonds	(134)	09/19/19	(14,448,810)	(9,630)
Canadian Canola	(1)	11/14/19	(6,721)	378
Canadian Dollar	(28)	09/17/19	(2,123,940)	(3,946)
CBOE Volatility Index	(43)	08/21/19	(691,225)	(32,899)
CBOE Volatility Index	(7)	09/18/19	(120,225)	(6,837)
CBOE Volatility Index	(2)	10/16/19	(34,750)	(1,803)
Cocoa	(2)	09/13/19	(44,388)	278
Coffee	(5)	09/18/19	(186,844)	12,476
Coffee	(1)	09/24/19	(13,380)	559
Copper	(4)	08/01/19	(592,500)	31,176
Copper	(2)	08/02/19	(295,113)	13,376
Copper	(2)	08/07/19	(295,327)	13,658
Copper	(2)	08/09/19	(295,413)	9,385
Copper	(3)	08/16/19	(443,569)	14,535
Copper	(1)	08/20/19	(147,896)	(1,592)
Copper	(2)	08/23/19	(295,750)	(3,277)
Copper	(1)	08/30/19	(147,963)	(1,671)
Copper	(1)	09/03/19	(148,006)	(1,747)
Copper	(2)	09/06/19	(296,043)	(3,847)
Copper	(2)	09/17/19	(296,096)	(5,352)
Copper	(3)	09/18/19	(444,131)	2,210
Copper	(3)	09/20/19	(444,019)	(8,020)
Copper	(1)	09/25/19	(148,058)	2,977
Copper	(5)	09/26/19	(496,086)	8,766
Copper	(3)	09/27/19	(444,235)	(1,795)
Copper	(4)	10/01/19	(592,477)	2,000
Copper	(1)	10/02/19	(148,130)	368
Copper	(2)	10/03/19	(296,280)	868
Copper	(1)	10/04/19	(148,150)	3,561
Copper	(1)	10/09/19	(148,197)	(2,637)
Copper	(2)	10/10/19	(296,413)	7,058
Copper	(2)	10/11/19	(296,413)	5,428
Copper	(1)	10/16/19	(148,169)	2,416
Copper	(1)	10/17/19	(148,125)	447
Copper	(6)	10/18/19	(888,488)	15,000
Copper	(3)	10/22/19	(444,330)	7,024
Copper	(2)	10/23/19	(296,235)	2,747
Copper	(1)	10/25/19	(148,132)	1,053
Copper	(2)	10/30/19	(296,336)	1,459
Copper	(1)	10/31/19	(148,175)	135
Corn	(7)	12/13/19	(143,500)	2,761
Corn	(1)	03/13/20	(21,025)	935
Crude Oil	(1)	08/19/19	(58,580)	(2,271)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Crude Oil	(2)	10/22/19	$(117,220)	$(4,433)
Crude Oil	(3)	11/20/19	(175,500)	(5,935)
Crude soybean oil	(26)	12/13/19	(440,388)	6,352
DAX Index	(8)	09/20/19	(2,697,649)	14,383
E-mini Financial Select Sector	(1)	09/20/19	(87,050)	(226)
Euro Buxl 30 Year Bonds	(1)	09/06/19	(231,341)	(13,795)
Euro FX	(46)	09/16/19	(6,398,313)	96,731
Euro Stoxx 50 Index	(34)	09/20/19	(1,303,028)	1,641
Eurodollars	(1)	09/13/21	(245,800)	61
Eurodollars	(1)	12/13/21	(245,750)	(3,076)
FTSE 100 Index	(7)	09/20/19	(641,474)	(11,195)
FTSE China A50 Index	(60)	08/29/19	(817,500)	864
FTSE/JSE Top 40 Index	(6)	09/19/19	(211,957)	3,057
Gasoline RBOB	(7)	08/30/19	(547,663)	(20,038)
Gasoline RBOB	(1)	10/31/19	(70,064)	(2,228)
Gold 100 Oz	(3)	12/27/19	(431,340)	(1,155)
Hang Seng Index	(13)	08/29/19	(2,304,765)	25,529
Hscei	(52)	08/29/19	(3,546,202)	14,877
IBEX 35 Index	(2)	08/16/19	(198,795)	3,539
Japan 10 Year Government Bonds	(4)	09/12/19	(5,654,932)	(1,109)
Japanese Yen	(1)	09/16/19	(115,294)	180
Korea 10 Year Bonds	(5)	09/17/19	(564,323)	(1,167)
Korea 3 Year Bonds	(7)	09/17/19	(656,158)	(249)
Kospi 200 Index	(2)	09/11/19	(112,776)	1,782
Lead	(2)	08/02/19	(99,925)	(6,518)
Lead	(1)	08/08/19	(50,010)	(3,025)
Lead	(1)	08/09/19	(50,018)	(3,721)
Lead	(1)	08/23/19	(50,105)	(5,043)
Lead	(1)	09/04/19	(50,160)	(4,088)
Lead	(1)	09/06/19	(50,169)	(2,722)
Lead	(1)	09/19/19	(50,227)	(3,068)
Lead	(1)	09/20/19	(50,229)	3
Lead	(1)	09/25/19	(50,240)	(1,774)
Lead	(1)	10/02/19	(50,255)	(2,983)
Lead	(1)	10/04/19	(50,260)	(1,158)
Lead	(1)	10/11/19	(50,275)	(878)
Lead	(4)	10/17/19	(201,025)	(786)
Lead	(1)	10/30/19	(50,250)	910
Lean Hogs	(4)	10/14/19	(113,600)	7,151
Live Cattle	(11)	10/31/19	(473,660)	6,335
Low Sulphur Gas Oil	(1)	10/10/19	(60,525)	(1,376)
Mini-Hang Seng Index	(9)	08/29/19	(319,121)	3,432
MSCI EAFE Index	(2)	09/20/19	(188,530)	2
MSCI Emerging Markets Index	(35)	09/20/19	(1,794,800)	(4,572)
MSCI Singapore Index	(10)	08/29/19	(272,651)	3,123
MSCI Taiwan Index	(18)	08/29/19	(716,940)	2,003
Nasdaq 100 E-Mini Index	(4)	09/20/19	(629,340)	10,070
Natural Gas	(2)	08/28/19	(44,660)	6,887
Natural Gas	(5)	09/26/19	(112,500)	2,091
New Zealand Dollar	(57)	09/16/19	(3,742,050)	28,274
Nickel	(1)	08/01/19	(85,920)	(12,633)
Nickel	(1)	08/02/19	(86,712)	(14,879)
Nickel	(2)	08/23/19	(173,783)	(27,742)
Nickel	(1)	08/28/19	(86,920)	(15,697)
Nickel	(1)	08/29/19	(86,926)	(14,299)
Nickel	(3)	09/20/19	(261,165)	(39,773)
Nickel	(1)	09/27/19	(87,100)	(10,603)
Nickel	(1)	10/01/19	(87,126)	(7,526)
Nickel	(1)	10/02/19	(87,132)	(7,556)
Nickel	(1)	10/10/19	(87,101)	(10,094)
Nickel	(5)	10/18/19	(435,117)	(790)
Nickel	(1)	10/23/19	(86,996)	(778)
Nikkei 225 Index	(278)	09/12/19	(29,679,375)	(238,946)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
OMXS 30 Index	(3)	08/16/19	$(49,667)	$841
Platinum	(3)	10/29/19	(131,835)	(1,725)
Primary Aluminum	(1)	08/01/19	(44,437)	272
Primary Aluminum	(4)	08/02/19	(177,125)	5,164
Primary Aluminum	(1)	08/08/19	(44,368)	1,689
Primary Aluminum	(1)	08/09/19	(44,382)	1,682
Primary Aluminum	(1)	08/16/19	(44,484)	2,051
Primary Aluminum	(1)	08/23/19	(44,571)	264
Primary Aluminum	(1)	08/28/19	(44,609)	613
Primary Aluminum	(1)	08/30/19	(44,625)	(90)
Primary Aluminum	(1)	09/04/19	(44,663)	(641)
Primary Aluminum	(1)	09/05/19	(44,670)	(282)
Primary Aluminum	(2)	09/06/19	(89,356)	821
Primary Aluminum	(1)	09/10/19	(44,708)	(274)
Primary Aluminum	(2)	09/17/19	(89,503)	(1,771)
Primary Aluminum	(1)	09/19/19	(44,744)	379
Primary Aluminum	(1)	09/20/19	(44,751)	209
Primary Aluminum	(1)	09/24/19	(44,779)	368
Primary Aluminum	(3)	09/27/19	(134,403)	956
Primary Aluminum	(1)	10/01/19	(44,829)	1,356
Primary Aluminum	(2)	10/02/19	(89,673)	(466)
Primary Aluminum	(2)	10/04/19	(89,702)	1,692
Primary Aluminum	(2)	10/10/19	(89,788)	2,301
Primary Aluminum	(3)	10/11/19	(134,681)	2,437
Primary Aluminum	(1)	10/15/19	(44,894)	903
Primary Aluminum	(1)	10/16/19	(44,894)	1,091
Primary Aluminum	(1)	10/17/19	(44,887)	318
Primary Aluminum	(4)	10/18/19	(179,525)	6,526
Primary Aluminum	(1)	10/23/19	(44,917)	542
Primary Aluminum	(4)	10/25/19	(179,727)	1,502
Primary Aluminum	(1)	10/29/19	(44,960)	307
Primary Aluminum	(1)	10/30/19	(44,968)	192
Rapeseed Euro	(2)	10/31/19	(41,596)	(251)
S&P 400 E-Mini Index	(1)	09/20/19	(196,810)	719
S&P 500 E-Mini Index	(69)	09/20/19	(10,288,935)	(154,364)
S&P Toronto Stock Exchange 60 Index	(22)	09/19/19	(3,262,161)	5,791
SET50 Index	(6)	09/27/19	(43,903)	(63)
SGX Nifty 50 Index	(2)	08/29/19	(44,484)	344
Silver	(3)	09/26/19	(246,075)	270
Soybean	(22)	11/14/19	(969,650)	14,292
Soybean	(2)	12/13/19	(61,080)	4,686
Soybean	(5)	01/14/20	(223,750)	8,165
SPI 200 Index	(1)	09/19/19	(115,434)	(1,575)
STOXX 600 Banks Index	(1)	09/20/19	(7,162)	210
Sugar No. 11	(5)	09/30/19	(68,376)	(1,456)
Sugar No. 11	(1)	02/28/20	(14,784)	603
Swiss Franc	(57)	09/16/19	(7,201,950)	43,419
The FTSE Bursa Malaysia KLCI Index	(3)	08/30/19	(59,215)	(5)
Topix Index	(7)	09/12/19	(1,007,629)	(1,537)
VSTOXX Index	(3)	08/21/19	(4,666)	43
VSTOXX Index	(1)	09/18/19	(1,655)	49
Wheat	(1)	09/10/19	(9,672)	206
Wheat	(7)	09/13/19	(167,312)	3,761
Wheat	(1)	12/10/19	(9,949)	(29)
White Sugar	(4)	09/13/19	(64,800)	(1,189)
Zinc	(1)	08/01/19	(61,700)	8,822
Zinc	(1)	08/02/19	(61,037)	7,310
Zinc	(1)	08/08/19	(61,069)	4,692
Zinc	(1)	08/13/19	(61,095)	3,302
Zinc	(1)	08/14/19	(61,101)	3,559
Zinc	(2)	08/23/19	(122,283)	3,468

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts (continued):
Zinc	(1)	08/28/19	$(61,151)	$2,934
Zinc	(1)	09/04/19	(61,169)	1,630
Zinc	(1)	09/10/19	(61,209)	838
Zinc	(1)	09/12/19	(61,222)	1,250
Zinc	(1)	09/18/19	(61,262)	1,205
Zinc	(3)	09/20/19	(183,563)	(908)
Zinc	(2)	09/24/19	(122,288)	2,475
Zinc	(2)	09/27/19	(122,202)	2,430
Zinc	(2)	10/01/19	(122,209)	592
Zinc	(1)	10/04/19	(61,107)	(973)
Zinc	(1)	10/10/19	(61,112)	(1,203)
Zinc	(1)	10/15/19	(61,133)	(299)
Zinc	(1)	10/17/19	(61,119)	359
Zinc	(1)	10/18/19	(61,100)	353
Zinc	(1)	10/22/19	(61,100)	(715)
Zinc	(1)	10/25/19	(61,100)	(65)
Zinc	(1)	10/31/19	(61,100)	(453)

Total				$(392,118)

TOTAL FUTURES CONTRACTS				$(125,408)

SWAP CONTRACTS — At July 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Unrealized Appreciation/ (Depreciation)*

3M SHIBOR(b)	2.898%	12/18/24	CNY 3,306	$74
3M SHIBOR(b)	2.900	12/18/24	3,098	155
1.470%(c)	6M GBP	09/18/69	GBP 632	(130,310)

TOTAL				$(130,081)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their value.
(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2019.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at July 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of South Africa, 5.500%, 03/09/20	(1.000)%	1.177%	06/20/22	$1,291	$4,870	$1,319	$3,551
Republic of Turkey, 11.875%, 01/15/30	(1.000)	3.114	06/20/22	736	41,351	712	40,639
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.325	12/20/22	238	2,239	283	1,956
United Mexican States, 4.150%, 03/28/27	(1.000)	0.915	06/20/23	1,081	(4,701)	2,100	(6,801)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at July 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased (continued):
United Mexican States, 4.150%, 03/28/27	(1.000)%	1.048%	12/20/23	379	$77	$533	$(456)
Republic of Korea, 7.125%, 04/16/19	(1.000)	0.285	06/20/24	772	(26,817)	(24,260)	(2,557)
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.737	06/20/24	264	8,164	8,919	(755)
Protection Sold:
Republic of Korea, 2.750%, 01/19/27	1.000	0.285	06/20/24	13	473	444	29
Republic of Turkey, 11.875%, 01/15/30	1.000	3.568	06/20/24	214	(23,437)	(33,643)	10,206

TOTAL					$2,219	$(43,593)	$45,812

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	$444	$(25,080)	$—	$(25,080)
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	96	7,068	—	7,068
Atento SA	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	29	(1,400)	3	(1,403)
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	165	4,343	—	4,343
Coherent, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	222	6,993	—	6,993
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	21	201	—	201
Edenred SA	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/20	168	(2,864)	—	(2,864)
Eqypt Treasury Bill	3M USD LIBOR	JPMorgan Securities, Inc.	08/15/19	7,942	66,081	—	66,081
ExlService Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	100	3,250	—	3,250
Expedia Group, Inc	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	28	(606)	—	(606)
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	191	(2,435)	—	(2,435)
First Solar, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	23	(857)	—	(857)
FleetCor Technologies, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	273	(7,580)	—	(7,580)
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	859	24,169	—	24,169
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	8	247	—	247
Guidewire Software, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	464	(1,383)	—	(1,383)
HubSpot, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	96	1,094	—	1,094

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Huron Consulting Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	$101	$20,494	$—	$20,494
iShares Expanded Tech Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	947	13,691	—	13,691
iShares MSCI Taiwan ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	445	(3,560)	—	(3,560)
iShares PHLX Semiconductor ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	768	27,149	—	27,149
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	13	(44)	—	(44)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	1,465	(25,854)	—	(25,854)
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	14	(30)	—	(30)
Lattice Semiconducter	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	35	9,906	—	9,906
Lumentum Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	296	18,937	—	18,937
Marvell Technology Group Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	283	19,817	—	19,817
MediaTek, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	137	(2,729)	—	(2,729)
Millicom International Cell	1M SEK LIBOR	JPMorgan Securities, Inc.	05/05/20	2,074	(16,257)	—	(16,257)
Pure Storage, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	32	(477)	—	(477)
PureFunds ISE Cyber.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	14	188	—	188
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	114	(254)	—	(254)
Splunk, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	48	(1,016)	—	(1,016)
Spotify Technology SA	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	164	9,403	—	9,403
Total System Services, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	272	8,976	—	8,976
TransUnion.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	106	11,172	—	11,172
Trupanion, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	254	(22,161)	—	(22,161)
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	140	(4,271)	—	(4,271)
Western Digital Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	50	5,553	—	5,553
WEX, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	40	1,405	—	1,405
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	165	2,120	—	2,120
AbbVie, Inc.	2.400%	MS & Co. Int. PLC	02/03/20	3	4,243	—	4,243
Accenture PLC Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	39	(598)	—	(598)
Adobe Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	88	(2,910)	—	(2,910)
Allergan PLC	2.400	MS & Co. Int. PLC	02/03/20	3	(8,257)	—	(8,257)
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	345	19,921	—	19,921
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	270	15,288	—	15,288

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Altran Technologies SA	(0.360)%	MS & Co. Int. PLC	07/07/21	$19	$(7,249)	$—	$(7,249)
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	802	(62,117)	—	(62,117)
Amgen	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	131	(11,216)	—	(11,216)
Anadarko Pete Corp.	2.400	MS & Co. Int. PLC	02/03/20	25	7,215	—	7,215
Atento SA	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	6	(274)	—	(274)
Automatic Data Processing, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	39	313	—	313
Becton, Dickenson and Company	0.550	MS & Co. Int. PLC	04/20/20	211	14,642	—	14,642
Blackbaud, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	13	1,005	—	1,005
Booking Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	252	348	—	348
Caesars Entertainment Corp.	2.400	MS & Co. Int. PLC	02/03/20	20	(297)	—	(297)
Caterpillar, Inc.	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	143	(3,462)	—	(3,462)
Ceridian HCM Holding, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	70	4,631	—	4,631
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	147	(8,934)	—	(8,934)
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	175	5,444	—	5,444
CoStar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	296	15,052	—	15,052
Eldorado Resorts, Inc.	2.400	MS & Co. Int. PLC	02/03/20	2	823	—	823
EPAM Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	397	(4,959)	—	(4,959)
Equifax, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	584	7,348	—	7,348
ETFMG Prime Cyber Security ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	667	23,988	—	23,988
Exlservice Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	403	18,990	—	18,990
Expedia Group, Inc	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	273	(4,367)	—	(4,367)
Experian PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	269	10,942	—	10,942
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	281	(13,683)	—	(13,683)
Financial Select Sector SPDR	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	451	(21,587)	—	(21,587)
First Solar, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	348	(8,343)	—	(8,343)
FleetCor Technologies, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	888	(26,347)	—	(26,347)
Flex Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	454	64,644	—	64,644
FormFactor, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	61	5,142	—	5,142
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,186	12,823	—	12,823
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	344	1,076	—	1,076

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$143	$(1,881)	$—	$(1,881)
Huron Consulting Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	18	2,299	—	2,299
Industrial Select Sector SPDR Fund	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	295	(15,110)	—	(15,110)
Innogy SE	(0.360)%	MS & Co. Int. PLC	07/07/21	16	(15,980)	—	(15,980)
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	65	(1,283)	—	(1,283)
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,060	17,625	—	17,625
iShares Core S&P Small-Capital ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	718	(12,214)	—	(12,214)
iShares DJ Real Estate ETF	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	60	(666)	—	(666)
iShares DJ Transportation Average ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	395	(4,078)	—	(4,078)
iShares DJ U.S. Technology ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	412	797	—	797
iShares Expanded Tech Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	742	22,640	—	22,640
iShares MSCI Japan ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	179	2,696	—	2,696
iShares PHLX Semiconductor ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,164	(37,849)	—	(37,849)
iShares Russell 1000 ETF	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	593	(29,189)	—	(29,189)
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	960	(5,638)	—	(5,638)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	359	3,260	—	3,260
iShares S&P NATechnology-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	8	(15)	—	(15)
iShares S&P NA Technology-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,395	23,803	—	23,803
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	379	(4,040)	—	(4,040)
Just Eat PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	24	5,668	—	5,668
L3 Harris Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	43	3,563	—	3,563
Lowes Cos., Inc.	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	148	(8,812)	—	(8,812)
Lumentum Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	41	2,276	—	2,276
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	894	7,818	—	7,818
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	426	(11,281)	—	(11,281)
MediaTek, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	153	(255)	—	(255)
Microsoft Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	72	(1,440)	—	(1,440)
Millicom International Cell	1M SEK LIBOR	MS & Co. Int. PLC	05/15/20	43	(370)	—	(370)
Occidental Petroleum Corp.	2.400	MS & Co. Int. PLC	02/03/20	7	2,600	—	2,600

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$745		$(65,587)	$—	$(65,587)
Pure Storage Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	10		(617)	—	(617)
S&P 500 High Beta Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	829		15,830	—	15,830
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	325		(10,854)	—	(10,854)
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	393		(31,405)	—	(31,405)
SPDR S&P 500 ETF	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	1,048		(50,547)	—	(50,547)
SPDR S&P 500 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	62		733	—	733
SPDR S&P MidCap 400 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	452		(3,083)	—	(3,083)
SPDR S&P Regional Banking ETF	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	244		(11,083)	—	(11,083)
Splunk, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	114		(2,751)	—	(2,751)
Spotify Technology SA	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	29		93	—	93
Target Corp.	0.350%	MS & Co. Int. PLC	02/24/20	148		(8,208)	—	(8,208)
Technology Select Sector SPDR	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	868		(85,339)	—	(85,339)
Total System Services, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	546		8,562	—	8,562
TransUnion	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	336		31,219	—	31,219
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	789		19,378	—	19,378
Trupanion, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	174		(10,102)	—	(10,102)
Vanguard Small-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,011		455	—	455
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	370		(17,070)	—	(17,070)
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	757		(11,622)	—	(11,622)
Walmart, Inc.	1M USD LIBOR	MS & Co. Int. PLC	02/24/20	219		(15,631)	—	(15,631)
WEX, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,004		(1,168)	—	(1,168)
2U, Inc.	2.352	UBS AG (London)	12/14/20	7		144,387	—	144,387
3SBio, Inc.	1.820	UBS AG (London)	12/14/20	44		(89)	—	(89)
A.P. Moller - Maersk A/S(0.460)		UBS AG (London)	12/14/20	—	*	(9,641)	—	(9,641)
AAK AB	(0.234)	UBS AG (London)	12/14/20	20		(2,509)	—	(2,509)
Accor SA	(0.463)	UBS AG (London)	12/14/20	10		11,881	—	11,881
Acs Actividades De Construccion Y Servicios SA	(0.463)	UBS AG (London)	03/29/21	11		(16,348)	—	(16,348)
Advance Auto Parts, Inc.	2.224	UBS AG (London)	12/14/20	2		(5,633)	—	(5,633)
Advantech Co. Ltd.	2.224	UBS AG (London)	12/14/20	11		2,177	—	2,177

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

AECOM	2.224%	UBS AG (London)	12/14/20	$12	$(9,007)	$—	$(9,007)
Aena Sme SA	(0.463)	UBS AG (London)	03/29/21	2	(19,904)	—	(19,904)
Aeon Mall Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	24	665	—	665
Agc, Inc.	(0.101)	UBS AG (London)	12/11/20	12	(27,950)	—	(27,950)
Agco Corp.	2.224	UBS AG (London)	12/14/20	6	3,857	—	3,857
Agilent Technologies, Inc.	2.224	UBS AG (London)	12/14/20	1	(671)	—	(671)
Aia Group Ltd.	1.820	UBS AG (London)	12/14/20	36	11,802	—	11,802
Air Lease Corp.	2.224	UBS AG (London)	12/14/20	9	7,219	—	7,219
Airbus SE	(0.463)	UBS AG (London)	12/14/20	3	9,734	—	9,734
Aisin SEiki Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	11	(4,306)	—	(4,306)
Alcoa Corp.	2.352	UBS AG (London)	12/14/20	9	5,575	—	5,575
Alfa Laval Ab	(0.234)	UBS AG (London)	12/14/20	19	12,522	—	12,522
Allete, Inc.	2.224	UBS AG (London)	12/14/20	1	(208)	—	(208)
Altice NV	(0.463)	UBS AG (London)	12/14/20	15	1,663	—	1,663
Amcor PLC	2.224	UBS AG (London)	12/14/20	6	(1,632)	—	(1,632)
Ametek, Inc.	2.224	UBS AG (London)	12/14/20	5	4,987	—	4,987
AMP Ltd.	1.015	UBS AG (London)	12/14/20	269	12,522	—	12,522
Amplifon SpA	(0.463)	UBS AG (London)	12/14/20	17	20,082	—	20,082
Andritz AG	(0.463)	UBS AG (London)	12/14/20	11	14,291	—	14,291
Anhui Conch Cement Co. Ltd.	1.820	UBS AG (London)	12/14/20	75	(17,656)	—	(17,656)
Aqua America, Inc.	2.352	UBS AG (London)	12/14/20	6	(1,312)	—	(1,312)
Asahi Group Holdings Ltd.	(0.101)	UBS AG (London)	12/11/20	10	7,739	—	7,739
Asahi Kasei Corp.	(0.101)	UBS AG (London)	12/11/20	38	859	—	859
Ase Technology Holding Co.	2.224	UBS AG (London)	12/14/20	193	3,827	—	3,827
Ashland Global Holdings, Inc.	2.352	UBS AG (London)	12/14/20	2	(37)	—	(37)
Ashtead Group PLC	0.669	UBS AG (London)	12/14/20	9	(5,914)	—	(5,914)
ASM Pacific Technology Ltd.	1.820	UBS AG (London)	12/14/20	35	18,806	—	18,806
Astrazeneca PLC	0.669	UBS AG (London)	12/14/20	5	7,354	—	7,354
Asustek Computer, Inc.	2.224	UBS AG (London)	12/14/20	61	(28,878)	—	(28,878)
Atlas Arteria	1.015	UBS AG (London)	12/14/20	81	13,743	—	13,743
Au Optronics Corp.	2.224	UBS AG (London)	12/14/20	1,331	(7,799)	—	(7,799)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Autoliv, Inc.	2.352%	UBS AG (London)	12/14/20	$5	$10,768	$—	$10,768
Axfood AB	(0.234)	UBS AG (London)	12/14/20	22	(7,257)	—	(7,257)
Axon Enterprise, Inc.	2.352	UBS AG (London)	12/14/20	6	(10,041)	—	(10,041)
BAE Systems PLC	0.669	UBS AG (London)	12/14/20	68	(3,057)	—	(3,057)
Bank Ozk Co.	2.224	UBS AG (London)	12/14/20	12	4,567	—	4,567
Barclays PLC	0.669	UBS AG (London)	12/14/20	87	(8,140)	—	(8,140)
Beach Energy Ltd.	1.015	UBS AG (London)	12/14/20	77	(77)	—	(77)
Becton Dickinson & Co.	2.352	UBS AG (London)	12/14/20	1	1,160	—	1,160
Berkeley Group Holdings PLC	0.669	UBS AG (London)	12/14/20	9	(13,230)	—	(13,230)
BIO Rad Laboratories, Inc.	2.224	UBS AG (London)	12/14/20	1	(7,632)	—	(7,632)
Blueprint Medicines Corp.	2.224	UBS AG (London)	12/14/20	1	1,093	—	1,093
Bluescope Steel Ltd.	1.015	UBS AG (London)	12/14/20	36	(6,273)	—	(6,273)
BOC Aviation Ltd.	1.820	UBS AG (London)	12/14/20	55	2,364	—	2,364
Boskalis Westminster NV	(0.463)	UBS AG (London)	12/14/20	8	4,515	—	4,515
Boston Scientific Corp.	2.352	UBS AG (London)	12/14/20	8	(1,391)	—	(1,391)
Bouygues SA	(0.463)	UBS AG (London)	12/14/20	7	8,820	—	8,820
Bright Horizons Family Solutions, Inc.	2.224	UBS AG (London)	12/14/20	3	(5,898)	—	(5,898)
Brilliance China Automotive	1.820	UBS AG (London)	12/14/20	74	2,635	—	2,635
British American Tobacco PLC	0.669	UBS AG (London)	12/14/20	11	(18,632)	—	(18,632)
Brother Industries Ltd.	(0.101)	UBS AG (London)	12/11/20	25	(11,694)	—	(11,694)
Bruker Corp.	2.224	UBS AG (London)	12/14/20	8	(6,111)	—	(6,111)
Bunge Ltd.	2.352	UBS AG (London)	12/14/20	6	(11,731)	—	(11,731)
Bunzl PLC	0.669	UBS AG (London)	12/14/20	3	(1,462)	—	(1,462)
BWX Technologies, Inc.	2.352	UBS AG (London)	12/14/20	8	(2,514)	—	(2,514)
Byd Co. Ltd.	1.820	UBS AG (London)	12/14/20	64	1,374	—	1,374
Cabot Oil & Gas Corp.	2.224	UBS AG (London)	12/14/20	6	179	—	179
Caltex Australia Ltd.	1.015	UBS AG (London)	12/14/20	23	(5,819)	—	(5,819)
Campbell Soup Co.	2.352	UBS AG (London)	12/14/20	11	(4,169)	—	(4,169)
Capgemini SE	(0.463)	UBS AG (London)	12/14/20	3	3,977	—	3,977
Cargurus, Inc.	2.224	UBS AG (London)	12/14/20	7	2,545	—	2,545
Carlsberg A/S	(0.460)	UBS AG (London)	12/14/20	3	3,650	—	3,650

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Catcher Technology Co. Ltd.	2.224%	UBS AG (London)	12/14/20	$58	$2,109	$—	$2,109
Cathay Financial Holding Co.	2.224	UBS AG (London)	12/14/20	256	6,162	—	6,162
CBS Corp.	2.224	UBS AG (London)	12/14/20	8	(3,493)	—	(3,493)
Cellnex Telecom SA	(0.463)	UBS AG (London)	03/29/21	12	16,693	—	16,693
Cerner Corp.	2.224	UBS AG (London)	12/14/20	4	(8,163)	—	(8,163)
China Communications Construction Co. Ltd.	1.820	UBS AG (London)	12/14/20	245	3,113	—	3,113
China Merchants Bank Co. Ltd.	1.820	UBS AG (London)	12/14/20	83	750	—	750
China Merchants Port Holdings Co. Ltd.	1.820	UBS AG (London)	12/14/20	134	(10,303)	—	(10,303)
China Petroleum & Chem Corp.	1.820	UBS AG (London)	12/14/20	398	(4,086)	—	(4,086)
China Shenhua Energy Co. Ltd.	1.820	UBS AG (London)	12/14/20	112	10,580	—	10,580
Cie Generale des Etablissements Michelin	(0.463)	UBS AG (London)	12/14/20	3	(11,520)	—	(11,520)
Cintas Corp.	2.224	UBS AG (London)	12/14/20	1	(379)	—	(379)
CJ Cheiljedang Corp.	2.224	UBS AG (London)	12/14/20	2	(6,732)	—	(6,732)
CJ Corp.	2.224	UBS AG (London)	12/14/20	1	13,647	—	13,647
CJ ENM Co. Ltd.	2.224	UBS AG (London)	12/14/20	1	(2,158)	—	(2,158)
CK Hutchison Holdings Ltd.	1.820	UBS AG (London)	12/14/20	39	(10,504)	—	(10,504)
Cleveland-Cliffs, Inc.	2.352	UBS AG (London)	12/14/20	24	3,443	—	3,443
Cobham PLC	0.669	UBS AG (London)	12/14/20	291	15,981	—	15,981
Coca-Cola Bottlers Japan Holding	(0.101)	UBS AG (London)	12/11/20	16	7,510	—	7,510
Coca-Cola Co.	2.352	UBS AG (London)	12/14/20	6	5,395	—	5,395
Coca-Cola European Partners	2.224	UBS AG (London)	12/14/20	6	(12,331)	—	(12,331)
Cochlear Ltd.	1.015	UBS AG (London)	12/14/20	3	(10,869)	—	(10,869)
Cognex Corp.	2.352	UBS AG (London)	12/14/20	9	(15,276)	—	(15,276)
Cognizant Technology Solutions	2.352	UBS AG (London)	12/14/20	6	5,230	—	5,230
ComfortDelGro Corp. Ltd.	1.883	UBS AG (London)	12/11/20	217	(11,904)	—	(11,904)
Community Bank System, Inc.	2.352	UBS AG (London)	12/14/20	5	(4,910)	—	(4,910)
Copart, Inc.	2.224	UBS AG (London)	12/14/20	1	(853)	—	(853)
Coty, Inc.	2.352	UBS AG (London)	12/14/20	21	1,950	—	1,950

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CSPC Pharmaceutical Group	1.820%	UBS AG (London)	12/14/20	$158		$(3,467)	$—	$(3,467)
Cummins, Inc.	2.224	UBS AG (London)	12/14/20	3		(25,772)	—	(25,772)
Curtiss-Wright Corp.	2.224	UBS AG (London)	12/14/20	3		(1,901)	—	(1,901)
CVR Energy, Inc.	2.224	UBS AG (London)	12/14/20	1		(644)	—	(644)
Cyrusone, Inc.	2.352	UBS AG (London)	12/14/20	3		(7,158)	—	(7,158)
Daelim Industrial Co. Ltd.	2.224	UBS AG (London)	12/14/20	4		2,254	—	2,254
Daimler AG	(0.463)	UBS AG (London)	12/14/20	9		18,300	—	18,300
Danske Bank A/S	(0.460)	UBS AG (London)	12/14/20	12		5,314	—	5,314
Dassault Aviation SA	(0.463)	UBS AG (London)	12/14/20	—	*	(5,853)	—	(5,853)
Dechra Pharmaceuticals PLC	0.669	UBS AG (London)	12/14/20	12		2,459	—	2,459
Deere & Co.	2.352	UBS AG (London)	12/14/20	2		9,231	—	9,231
Delta Electronics, Inc.	2.224	UBS AG (London)	12/14/20	71		11,511	—	11,511
Dentsu, Inc.	(0.101)	UBS AG (London)	12/11/20	11		2,453	—	2,453
Deutsche Bank AG	(0.463)	UBS AG (London)	12/14/20	55		8,544	—	8,544
Diageo PLC	0.669	UBS AG (London)	12/14/20	9		76	—	76
Dialog Semiconductor PLC	(0.463)	UBS AG (London)	12/14/20	7		810	—	810
DKSH Holding AG	(0.815)	UBS AG (London)	12/14/20	6		7,196	—	7,196
Dolby Laboratories, Inc.	2.224	UBS AG (London)	12/14/20	4		6,096	—	6,096
Dollar Tree, Inc.	2.352	UBS AG (London)	12/14/20	4		8,598	—	8,598
Dominion Energy, Inc.	2.352	UBS AG (London)	12/14/20	5		4,105	—	4,105
Dongfeng Motor Group Co. Ltd.	1.820	UBS AG (London)	12/14/20	442		123	—	123
Dropbox, Inc.	2.224	UBS AG (London)	12/14/20	16		(6,053)	—	(6,053)
Duerr AG	(0.463)	UBS AG (London)	12/14/20	3		(1,810)	—	(1,810)
E.On SE	(0.463)	UBS AG (London)	12/14/20	18		10,950	—	10,950
East Japan Railway Co.	(0.101)	UBS AG (London)	12/11/20	4		(1,860)	—	(1,860)
East West Bancorp, Inc.	2.224	UBS AG (London)	12/14/20	8		1,504	—	1,504
Eaton Vance Corp.	2.224	UBS AG (London)	12/14/20	2		(693)	—	(693)
Electricite de France SA	(0.463)	UBS AG (London)	12/14/20	1		278	—	278
Elis SA	(0.463)	UBS AG (London)	12/14/20	24		9,759	—	9,759
Emcor Group, Inc.	2.224	UBS AG (London)	12/14/20	2		374	—	374

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

EMS-Chemie Holding AG	(0.815)%	UBS AG (London)	12/14/20	$1	$(7,302)	$—	$(7,302)
Entergy Corp	2.352	UBS AG (London)	12/14/20	3	(1,753)	—	(1,753)
Eog Resources, Inc.	2.224	UBS AG (London)	12/14/20	4	9,899	—	9,899
Equifax, Inc.	2.352	UBS AG (London)	12/14/20	3	11,103	—	11,103
Equinor ASA	1.200	UBS AG (London)	12/14/20	16	(3,876)	—	(3,876)
Essilorluxottica	(0.463)	UBS AG (London)	12/14/20	3	(7,376)	—	(7,376)
Evolution Gaming Group AB	(0.234)	UBS AG (London)	12/14/20	18	(18,612)	—	(18,612)
Evotec AG	(0.463)	UBS AG (London)	12/14/20	14	(20,552)	—	(20,552)
EXOR SpA	(0.463)	UBS AG (London)	12/14/20	2	(3,748)	—	(3,748)
Experian PLC	0.669	UBS AG (London)	12/14/20	14	(1,933)	—	(1,933)
Ezaki Glico Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	4	3,415	—	3,415
Fabege AB	(0.234)	UBS AG (London)	12/14/20	29	(9,836)	—	(9,836)
Familymart Uny Holdings Co.	(0.101)	UBS AG (London)	12/11/20	16	4,728	—	4,728
FANUC Corp.	(0.101)	UBS AG (London)	12/11/20	2	(1,377)	—	(1,377)
Faurecia SA	(0.463)	UBS AG (London)	12/14/20	8	(15,722)	—	(15,722)
Fedex Corp.	2.352	UBS AG (London)	12/14/20	2	3,128	—	3,128
Feng Tay Entrprise Co. Ltd.	2.224	UBS AG (London)	12/14/20	62	4,485	—	4,485
Ferguson PLC	0.669	UBS AG (London)	12/14/20	5	12,837	—	12,837
Ferrovial SA	(0.463)	UBS AG (London)	03/29/21	16	17,731	—	17,731
Fiat Chrysler Automobiles NV	(0.463)	UBS AG (London)	12/14/20	30	7,042	—	7,042
Fielmann AG	(0.463)	UBS AG (London)	12/14/20	6	3,439	—	3,439
Fireeye, Inc.	2.352	UBS AG (London)	12/14/20	17	20,222	—	20,222
First Financial Bankshares, Inc.	2.352	UBS AG (London)	12/14/20	13	(3,141)	—	(3,141)
First Solar, Inc.	2.352	UBS AG (London)	12/14/20	6	10,074	—	10,074
Five Below, Inc.	2.224	UBS AG (London)	12/14/20	3	(6,720)	—	(6,720)
Flight Centre Travel Group	1.015	UBS AG (London)	12/14/20	11	8,977	—	8,977
Floor & Decor Holdings, Inc.	2.224	UBS AG (London)	12/14/20	9	(5,593)	—	(5,593)
Flowers Foods, Inc.	2.224	UBS AG (London)	12/14/20	8	(1,655)	—	(1,655)
Flughafen Zuerich AG	(0.815)	UBS AG (London)	12/14/20	1	(1,509)	—	(1,509)
Fortinet, Inc.	2.224	UBS AG (London)	12/14/20	4	(9,523)	—	(9,523)
Fortive Corp.	2.352	UBS AG (London)	12/14/20	3	2,390	—	2,390

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fosun International Ltd.	1.820%	UBS AG (London)	12/14/20	$310		$547	$—	$547
Frontdoor, Inc.	2.224	UBS AG (London)	12/14/20	2		(4,096)	—	(4,096)
Fuji Heavy Industries Ltd.	(0.101)	UBS AG (London)	12/11/20	3		1,278	—	1,278
Fujifilm Holdings Corp.	(0.101)	UBS AG (London)	12/11/20	8		(15,387)	—	(15,387)
G4S PLC	0.669	UBS AG (London)	12/14/20	185		13,213	—	13,213
Galapagos NV	(0.463)	UBS AG (London)	12/14/20	2		10,091	—	10,091
Galaxy Entertainment Group	1.820	UBS AG (London)	12/14/20	20		3,509	—	3,509
Gaming & Leisure Pptys	2.352	UBS AG (London)	12/14/20	5		(915)	—	(915)
Gap, Inc.	2.352	UBS AG (London)	12/14/20	17		(4,380)	—	(4,380)
Gartner, Inc.	2.352	UBS AG (London)	12/14/20	1		33,137	—	33,137
Geberit AG	(0.815)	UBS AG (London)	12/14/20	—	*	(2,140)	—	(2,140)
Geely Automobile Holdings Ltd.	1.820	UBS AG (London)	12/14/20	246		(3,326)	—	(3,326)
General Electric Co.	2.352	UBS AG (London)	12/14/20	17		(1,346)	—	(1,346)
General Mills, Inc.	2.224	UBS AG (London)	12/14/20	7		(356)	—	(356)
Genmab A/S	(0.460)	UBS AG (London)	12/14/20	2		(8,324)	—	(8,324)
Getinge AB Class B	(0.234)	UBS AG (London)	12/14/20	5		(159)	—	(159)
Glacier Bancorp, Inc.	2.352	UBS AG (London)	12/14/20	2		(1,916)	—	(1,916)
Globalwafers Co. Ltd.	2.224	UBS AG (London)	12/14/20	38		28,127	—	28,127
Graftech International Ltd.	2.224	UBS AG (London)	12/14/20	6		2,233	—	2,233
Grifols SA	(0.463)	UBS AG (London)	03/29/21	13		4,535	—	4,535
Groupe Eurotunnel SE	(0.463)	UBS AG (London)	12/14/20	25		11,528	—	11,528
Guidewire Software, Inc.	2.352	UBS AG (London)	12/14/20	1		965	—	965
Hang Lung Properties Ltd.	1.820	UBS AG (London)	12/14/20	17		115	—	115
Hankook Tire Co. Ltd.	2.224	UBS AG (London)	12/14/20	14		(7,693)	—	(7,693)
Hanmi Pharm Co. Ltd.	2.224	UBS AG (London)	12/14/20	1		(968)	—	(968)
HEICO Corp.	2.224	UBS AG (London)	12/14/20	1		(511)	—	(511)
Heineken Holding NV	(0.463)	UBS AG (London)	12/14/20	2		(1,660)	—	(1,660)
Heineken NV	(0.463)	UBS AG (London)	12/14/20	2		(994)	—	(994)
Hella Gmbh & Co. KgaA	(0.463)	UBS AG (London)	12/14/20	8		(9,068)	—	(9,068)
Helmerich & Payne	2.352	UBS AG (London)	12/14/20	3		(6,847)	—	(6,847)
Helvetia Holding AG	(0.815)	UBS AG (London)	12/14/20	3		(1,487)	—	(1,487)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Hengan International Group	1.820%	UBS AG (London)	12/14/20	$56		$5,024	$—	$5,024
Hennes & Mauritz AB	(0.234)	UBS AG (London)	12/14/20	20		(10,170)	—	(10,170)
Hera SpA	(0.463)	UBS AG (London)	12/14/20	114		(10,617)	—	(10,617)
Hikma Pharmaceuticals PLC	0.669	UBS AG (London)	12/14/20	18		(11,591)	—	(11,591)
Hill-Rom Holdings, Inc.	2.224	UBS AG (London)	12/14/20	1		(459)	—	(459)
Hillenbrand, Inc.	2.224	UBS AG (London)	12/14/20	—	*	(28)	—	(28)
Hino Motors Ltd.	(0.101)	UBS AG (London)	12/11/20	28		7,536	—	7,536
Hitachi Chemical Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	13		6,643	—	6,643
Hitachi Constr Machinery Co.	(0.101)	UBS AG (London)	12/11/20	8		3,827	—	3,827
Hitachi High-Technologies	(0.101)	UBS AG (London)	12/11/20	1		(1,840)	—	(1,840)
Hochtief AG	(0.463)	UBS AG (London)	12/14/20	3		6,013	—	6,013
Homeserve PLC	0.669	UBS AG (London)	12/14/20	27		(3,220)	—	(3,220)
Honeywell International, Inc.	2.352	UBS AG (London)	12/14/20	2		4,974	—	4,974
Howden Joinery Group PLC	0.669	UBS AG (London)	12/14/20	66		(19,117)	—	(19,117)
Hua Hong Semiconductor	1.820	UBS AG (London)	12/14/20	107		3,639	—	3,639
Hulic Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	22		4,923	—	4,923
Husqvarna AB	(0.234)	UBS AG (London)	12/14/20	46		5,911	—	5,911
Hyundai Glovis Co. Ltd.	2.224	UBS AG (London)	12/14/20	1		(609)	—	(609)
Hyundai Heavy Industries Co. Ltd.	2.224	UBS AG (London)	12/14/20	4		(4,494)	—	(4,494)
Hyundai Motor Co. Ltd	2.224	UBS AG (London)	12/14/20	—	*	(664)	—	(664)
Icu Medical, Inc.	2.352	UBS AG (London)	12/14/20	1		(1,103)	—	(1,103)
IDEXX Laboratories, Inc.	2.224	UBS AG (London)	12/14/20	1		(4,005)	—	(4,005)
Iida Group Holdings Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	23		2,145	—	2,145
Iliad SA	(0.463)	UBS AG (London)	12/14/20	4		6,339	—	6,339
Iluka Resources Ltd.	1.015	UBS AG (London)	12/14/20	46		(523)	—	(523)
Imi PLC	0.669	UBS AG (London)	12/14/20	1		(581)	—	(581)
Inchcape PLC	0.669	UBS AG (London)	12/14/20	8		(1,271)	—	(1,271)
Incyte Corp.	2.224	UBS AG (London)	12/14/20	1		6,097	—	6,097
IND De Diseno Textile SA	(0.463)	UBS AG (London)	03/29/21	11		(8,151)	—	(8,151)
Inmobiliaria Colonial	(0.463)	UBS AG (London)	03/29/21	7		(101)	—	(101)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Innolux Corp.	2.224%	UBS AG (London)	12/14/20	$1,255		$(2,399)	$—	$(2,399)
Insperity, Inc.	2.224	UBS AG (London)	12/14/20	3		(8,653)	—	(8,653)
Integra LifeSciences Holdings Corp.	2.224	UBS AG (London)	12/14/20	2		(261)	—	(261)
International Business Machines Corp.	2.352	UBS AG (London)	12/14/20	—	*	1,081	—	1,081
International Flavors & Fragrances, Inc.	2.352	UBS AG (London)	12/14/20	3		(2,527)	—	(2,527)
Interpump Group SpA	(0.463)	UBS AG (London)	12/14/20	12		8,929	—	8,929
Intertek Group PLC	0.669	UBS AG (London)	12/14/20	5		(4,568)	—	(4,568)
Intuit, Inc.	2.224	UBS AG (London)	12/14/20	1		(3,479)	—	(3,479)
Ipsen SA	(0.463)	UBS AG (London)	12/14/20	3		(447)	—	(447)
Isuzu Motors Ltd.	(0.101)	UBS AG (London)	12/11/20	29		(7,964)	—	(7,964)
Japan Airport Terminal Co.	(0.101)	UBS AG (London)	12/11/20	2		(937)	—	(937)
Jardine Cycle & Carriage Ltd.	1.883	UBS AG (London)	12/11/20	16		(20,534)	—	(20,534)
Jeronimo Martins SGPS SA	(0.463)	UBS AG (London)	03/29/21	19		5,288	—	5,288
Jtekt Corp.	(0.101)	UBS AG (London)	12/11/20	24		(2,617)	—	(2,617)
Just Eat PLC	0.669	UBS AG (London)	12/14/20	48		16,121	—	16,121
Kakao Corp.	2.224	UBS AG (London)	12/14/20	1		(3,338)	—	(3,338)
Kangwon Land, Inc.	2.224	UBS AG (London)	12/14/20	14		(1,913)	—	(1,913)
Kansai Paint Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	19		(7,203)	—	(7,203)
Keihan Holdings Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	10		9,148	—	9,148
Kesko Oyj	(0.463)	UBS AG (London)	12/14/20	2		1,923	—	1,923
Keysight Technologies, Inc.	2.224	UBS AG (London)	12/14/20	4		(3,338)	—	(3,338)
KIA Motors Corp.	2.224	UBS AG (London)	12/14/20	11		7,122	—	7,122
Kingdee Intl Software Group Co.	1.820	UBS AG (London)	12/14/20	143		2,224	—	2,224
Kingfisher PLC	0.669	UBS AG (London)	12/14/20	166		(5,855)	—	(5,855)
Kingsoft Co. Ltd.	1.820	UBS AG (London)	12/14/20	162		(3,190)	—	(3,190)
Kion Group Gmbh	(0.463)	UBS AG (London)	12/14/20	7		(12,109)	—	(12,109)
Kirby Corp.	2.352	UBS AG (London)	12/14/20	5		(647)	—	(647)
Kohl’s Corp.	2.352	UBS AG (London)	12/14/20	8		(3,120)	—	(3,120)
Koito Manufacturing Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	4		2,199	—	2,199
Koninklijke Ahold Delhaize	(0.463)	UBS AG (London)	12/14/20	17		(7,114)	—	(7,114)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Kuehne & Nagel International AG	(0.815)%	UBS AG (London)	12/14/20	$1		$3,779	$—	$3,779
Kyushu Railway Co.	(0.101)	UBS AG (London)	12/11/20	9		(904)	—	(904)
Lamb Weston Holdings, Inc.	2.224	UBS AG (London)	12/14/20	5		8,506	—	8,506
Lancaster Colony Corp.	2.224	UBS AG (London)	12/14/20	1		2,829	—	2,829
Largan Precision Co. Ltd.	2.224	UBS AG (London)	12/14/20	3		(163)	—	(163)
Lauder (Estee) Cos., Inc. Class A	2.224	UBS AG (London)	12/14/20	2		(18,950)	—	(18,950)
Leg Immobilien AG	(0.463)	UBS AG (London)	12/14/20	4		(15,602)	—	(15,602)
Leggett & Platt, Inc.	2.352	UBS AG (London)	12/14/20	9		(13,450)	—	(13,450)
LendingTree, Inc.	2.352	UBS AG (London)	12/14/20	—	*	1,505	—	1,504
Leonardo SpA	(0.463)	UBS AG (London)	12/14/20	36		(20,868)	—	(20,868)
LG Chemical Ltd.	2.224	UBS AG (London)	12/14/20	—		(539)	—	(539)
LG Display Co. Ltd.	2.224	UBS AG (London)	12/14/20	29		31,875	—	31,875
LG Household & Healthcare	2.224	UBS AG (London)	12/14/20	—	*	2,443	—	2,443
LHC Group, Inc.	2.352	UBS AG (London)	12/14/20	3		(7,984)	—	(7,984)
Li Ning Co. Ltd.	1.820	UBS AG (London)	12/14/20	168		(7,176)	—	(7,176)
Lincoln National Corp.	2.224	UBS AG (London)	12/14/20	1		1,259	—	1,259
Live Nation Entertainment	2.224	UBS AG (London)	12/14/20	6		5,132	—	5,132
Liveramp Holdings, Inc.	2.352	UBS AG (London)	12/14/20	7		2,193	—	2,193
LogMeIn, Inc.	2.224	UBS AG (London)	12/14/20	4		(4,619)	—	(4,619)
Longfor Group Holdings Ltd.	1.820	UBS AG (London)	12/14/20	104		(2,962)	—	(2,962)
Lonza Group AG	(0.815)	UBS AG (London)	12/14/20	1		4,357	—	4,357
Lotte Corporation	2.224	UBS AG (London)	12/14/20	7		6,158	—	6,158
Lotte Shopping Co.	2.224	UBS AG (London)	12/14/20	3		9,090	—	9,090
Lululemon Athletica, Inc.	2.224	UBS AG (London)	12/14/20	2		(2,285)	—	(2,285)
LVMH Moet Hennessy Louis Vuitton SE	(0.463)	UBS AG (London)	12/14/20	1		9,084	—	9,084
Makita Corp.	(0.101)	UBS AG (London)	12/11/20	7		1,160	—	1,160
Manhattan Associates, Inc.	2.224	UBS AG (London)	12/14/20	2		(5,340)	—	(5,340)
ManpowerGroup, Inc.	2.352	UBS AG (London)	12/14/20	4		1,803	—	1,803
Mapfre	(0.463)	UBS AG (London)	03/29/21	26		2,744	—	2,744
Marriott International, Inc.	2.352	UBS AG (London)	12/14/20	3		6,949	—	6,949

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Marubeni Corp.	(0.101)%	UBS AG (London)	12/11/20	$42	$(3,335)	$—	$(3,335)
Marvell Technology Group Ltd.	2.352	UBS AG (London)	12/14/20	17	16,041	—	16,041
Mastec, Inc.	2.224	UBS AG (London)	12/14/20	4	(3,029)	—	(3,029)
Mcdonald’S Holdings Co. Japan Ltd.	(0.101)	UBS AG (London)	12/11/20	6	(366)	—	(366)
Mediaset Espana Communication SA	(0.463)	UBS AG (London)	03/29/21	31	(8,743)	—	(8,743)
Medidata Solutions, Inc.	2.224	UBS AG (London)	12/14/20	1	139	—	139
Meggitt PLC	0.669	UBS AG (London)	12/14/20	65	(3,891)	—	(3,891)
Melco International Development Ltd.	1.820	UBS AG (London)	12/14/20	160	(12,510)	—	(12,510)
Merlin Entertainments PLC	0.669	UBS AG (London)	12/14/20	78	2,752	—	2,752
MGM Resorts International	2.352	UBS AG (London)	12/14/20	14	6,401	—	6,401
Micro Focus International PLC	0.669	UBS AG (London)	12/14/20	18	(521)	—	(521)
Micron Technology, Inc.	2.352	UBS AG (London)	12/14/20	3	6,738	—	6,738
Minth Group Ltd.	1.820	UBS AG (London)	12/14/20	78	7,602	—	7,602
Mitsubishi Materials Corp.	(0.101)	UBS AG (London)	12/11/20	14	(3,784)	—	(3,784)
Mks Instruments, Inc.	2.352	UBS AG (London)	12/14/20	3	7,173	—	7,173
Mohawk Industries, Inc.	2.352	UBS AG (London)	12/14/20	3	(531)	—	(531)
Monster Beverage Corp.	2.224	UBS AG (London)	12/14/20	1	(1,370)	—	(1,370)
MTU Aero Engines AG	(0.463)	UBS AG (London)	12/14/20	2	(8,137)	—	(8,137)
Nan Ya Plastics Corp.	2.224	UBS AG (London)	12/14/20	153	(21,624)	—	(21,624)
Nankai Electric Railway Co.	(0.101)	UBS AG (London)	12/11/20	7	633	—	633
National Instruments Corp.	2.224	UBS AG (London)	12/14/20	8	(28,413)	—	(28,413)
National Oilwell Varco, Inc.	2.352	UBS AG (London)	12/14/20	18	(57,572)	—	(57,572)
Ncsoft Corp.	2.224	UBS AG (London)	12/14/20	1	2,833	—	2,833
Nektar Therapeutics	2.352	UBS AG (London)	12/14/20	3	2,048	—	2,048
Nemetschek SE	(0.463)	UBS AG (London)	12/14/20	7	(19,390)	—	(19,390)
Neogen Corp.	2.352	UBS AG (London)	12/14/20	2	(1,066)	—	(1,066)
Newell Brands, Inc.	2.352	UBS AG (London)	12/14/20	11	(205)	—	(205)
Next PLC	0.669	UBS AG (London)	12/14/20	6	30,613	—	30,613
NGK Insulators Ltd.	(0.101)	UBS AG (London)	12/11/20	10	(8,373)	—	(8,373)
NGK Spark Plug Co., Ltd.	(0.101)	UBS AG (London)	12/11/20	23	(24,384)	—	(24,384)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Nibe Industrier AB	(0.234)%	UBS AG (London)	12/14/20	$25		$13,024	$—	$13,024
Nintendo Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	1		2,371	—	2,371
Nippon Paint Holdings Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	9		(5,084)	—	(5,084)
Nippon Television Holdings, Inc.	(0.101)	UBS AG (London)	12/11/20	25		(9,261)	—	(9,261)
Nisource, Inc.	2.352	UBS AG (London)	12/14/20	10		(748)	—	(748)
Nordstrom, Inc.	2.352	UBS AG (London)	12/14/20	9		(19,736)	—	(19,736)
Norsk Hydro ASA	1.200	UBS AG (London)	12/14/20	43		10,775	—	10,775
Norwegian Cruise Line Holdings Ltd.	2.224	UBS AG (London)	12/14/20	8		2,656	—	2,656
Novatek Microelectronics Co.	2.224	UBS AG (London)	12/14/20	68		5,278	—	5,278
Nutanix, Inc.	2.352	UBS AG (London)	12/14/20	4		4,048	—	4,048
Nuvasive, Inc.	2.224	UBS AG (London)	12/14/20	2		17,234	—	17,234
Nvr, Inc.	2.224	UBS AG (London)	12/14/20	—	*	5,661	—	5,661
Ocado Group PLC	0.669	UBS AG (London)	12/14/20	28		8,122	—	8,122
OJI Holdings Corp.	(0.101)	UBS AG (London)	12/11/20	56		(5,011)	—	(5,011)
Olympus Corp.	(0.101)	UBS AG (London)	12/11/20	22		1,725	—	1,725
Omnicell, Inc.	2.224	UBS AG (London)	12/14/20	4		6,750	—	6,750
Ormat Technologies, Inc.	2.352	UBS AG (London)	12/14/20	4		(3,713)	—	(3,713)
Orpea SA	(0.463)	UBS AG (London)	12/14/20	4		(8,618)	—	(8,618)
Oshkosh Corp.	2.224	UBS AG (London)	12/14/20	4		(8,598)	—	(8,598)
Outfront Media, Inc.	2.224	UBS AG (London)	12/14/20	6		997	—	997
Paccar, Inc.	2.224	UBS AG (London)	12/14/20	6		(7,843)	—	(7,843)
Packaging Corp. of America	2.224	UBS AG (London)	12/14/20	4		(811)	—	(811)
Pandora A/S	(0.460)	UBS AG (London)	12/14/20	1		883	—	883
Parsley Energy, Inc.	2.224	UBS AG (London)	12/14/20	9		6,159	—	6,159
Paylocity Holding Corp.	2.224	UBS AG (London)	12/14/20	4		(5,476)	—	(5,476)
Pegatron Corp.	2.224	UBS AG (London)	12/14/20	240		23,366	—	23,366
Performance Food Group Co.	2.224	UBS AG (London)	12/14/20	9		7,555	—	7,555
Perrigo Co.	2.352	UBS AG (London)	12/14/20	5		1,172	—	1,172
Peugeot SA	(0.463)	UBS AG (London)	12/14/20	16		(15,967)	—	(15,967)
Philip Morris International, Inc.	2.224	UBS AG (London)	12/14/20	2		(5,740)	—	(5,740)
Phillips 66	2.224	UBS AG (London)	12/14/20	2		(427)	—	(427)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Pilgrim’S Pride Corp.	2.224%	UBS AG (London)	12/14/20	$4		$(500)	$—	$(500)
Plastic Omnium SA	(0.463)	UBS AG (London)	12/14/20	14		(6,234)	—	(6,234)
Posco	2.224	UBS AG (London)	12/14/20	2		(6,152)	—	(6,152)
Post Holdings, Inc.	2.352	UBS AG (London)	12/14/20	4		15,947	—	15,947
Pou Chen Corp.	2.224	UBS AG (London)	12/14/20	323		12,104	—	12,104
Prysmian Spa	(0.463)	UBS AG (London)	12/14/20	21		10,398	—	10,398
Puma SE	(0.463)	UBS AG (London)	12/14/20	4		(11,590)	—	(11,590)
Pure Storage, Inc.	2.224	UBS AG (London)	12/14/20	7		(3,505)	—	(3,505)
PVH Corp.	2.352	UBS AG (London)	12/14/20	3		456	—	456
Qantas Airways Ltd.	1.015	UBS AG (London)	12/14/20	74		(8,627)	—	(8,627)
Qurate Retail, Inc.	2.352	UBS AG (London)	12/14/20	24		2,209	—	2,209
REA Group Ltd.	1.015	UBS AG (London)	12/14/20	5		(9,958)	—	(9,958)
Realtek Semiconductor Corp.	2.224	UBS AG (London)	12/14/20	66		(27,572)	—	(27,572)
Reliance Steel & Aluminum Co.	2.224	UBS AG (London)	12/14/20	4		(5,362)	—	(5,362)
Remy Cointreau	(0.463)	UBS AG (London)	12/14/20	3		1,781	—	1,781
Rolls-Royce Holdings PLC	0.669	UBS AG (London)	12/14/20	40		15,701	—	15,701
Ross Stores, Inc.	2.224	UBS AG (London)	12/14/20	4		(1,890)	—	(1,890)
Royal Mail Holdings	0.669	UBS AG (London)	12/14/20	154		(32,798)	—	(32,798)
S-Oil Corp.	2.224	UBS AG (London)	12/14/20	6		(8,417)	—	(8,417)
Sabre Corp.	2.352	UBS AG (London)	12/14/20	16		4,426	—	4,426
Salmar ASA	1.200	UBS AG (London)	12/14/20	6		(9,845)	—	(9,845)
Samsung Biologics Co. Ltd.	2.224	UBS AG (London)	12/14/20	2		(6,694)	—	(6,694)
Samsung Heavy Industries Co.	2.224	UBS AG (London)	12/14/20	47		(3,971)	—	(3,971)
Sankyo Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	12		(692)	—	(692)
Sanofi	(0.463)	UBS AG (London)	12/14/20	4		10,024	—	10,024
Sap SE	(0.463)	UBS AG (London)	12/14/20	2		7,413	—	7,413
SBM Offshore NV	(0.463)	UBS AG (London)	12/14/20	20		(2,190)	—	(2,190)
Sca-Svenska Cellulosa AB	(0.234)	UBS AG (London)	12/14/20	41		9,362	—	9,362
Seb SA	(0.463)	UBS AG (London)	12/14/20	—	*	(3,331)	—	(3,331)
Securitas AB	(0.234)	UBS AG (London)	12/14/20	24		52,924	—	52,924
Seek Ltd.	1.015	UBS AG (London)	12/14/20	4		2,527	—	2,527

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Sekisui Chemical Co. Ltd.	(0.101)%	UBS AG (London)	12/11/20	$26		$9,756	$—	$9,756
Semiconductor MFG International Corp.	1.820	UBS AG (London)	12/14/20	389		(4,474)	—	(4,474)
Servicemaster Global Holdings	2.224	UBS AG (London)	12/14/20	4		2,033	—	2,033
ServiceNow, Inc.	2.224	UBS AG (London)	12/14/20	—	*	(2,185)	—	(2,185)
Seven Group Holdings Ltd.	1.015	UBS AG (London)	12/14/20	5		(2,845)	—	(2,845)
Siemens AG	(0.463)	UBS AG (London)	12/14/20	2		8,609	—	8,609
Silicon Laboratories, Inc.	2.224	UBS AG (London)	12/14/20	2		(4,063)	—	(4,063)
Singapore Airlines Ltd.	1.800	UBS AG (London)	12/11/20	62		4,021	—	4,021
Skandinaviska Enskilda Bank	(0.234)	UBS AG (London)	12/14/20	39		(14,648)	—	(14,648)
Skanska AB	(0.234)	UBS AG (London)	12/14/20	24		13,617	—	13,617
SMC Corp.	(0.101)	UBS AG (London)	12/11/20	1		14,443	—	14,443
Sodexo SA	(0.463)	UBS AG (London)	12/14/20	—	*	(937)	—	(937)
Soitec SA	(0.463)	UBS AG (London)	12/14/20	1		744	—	744
Spire, Inc.	2.224	UBS AG (London)	12/14/20	1		(3,849)	—	(3,849)
Square Enix Holdings Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	13		(13,766)	—	(13,766)
Ss&C Technologies Holdings, Inc.	2.224	UBS AG (London)	12/14/20	6		(68,088)	—	(68,088)
SSP Group PLC	0.669	UBS AG (London)	12/14/20	21		2,360	—	2,360
Stanley Black & Decker, Inc.	2.352	UBS AG (London)	12/14/20	2		8,185	—	8,185
Stanley Electric Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	4		(1,834)	—	(1,834)
Stericycle, Inc.	2.352	UBS AG (London)	12/14/20	8		(2,031)	—	(2,031)
Steris PLC	2.224	UBS AG (London)	12/14/20	3		(4,167)	—	(4,167)
Strategic Education, Inc.	2.224	UBS AG (London)	12/14/20	1		(6,788)	—	(6,788)
Sumitomo Electric Industries Ltd.	(0.101)	UBS AG (London)	12/11/20	30		(497)	—	(497)
Sun Art Retail Group Ltd.	1.820	UBS AG (London)	12/14/20	422		(6,366)	—	(6,366)
Swedish Match AB	(0.234)	UBS AG (London)	12/14/20	3		(4,285)	—	(4,285)
Swiss Prime Site AG	(0.815)	UBS AG (London)	12/14/20	5		7,395	—	7,395
Taiwan High Speed Rail Corp.	2.224	UBS AG (London)	12/14/20	286		8,096	—	8,096
Tandem Diabetes Care, Inc.	2.352	UBS AG (London)	12/14/20	6		(7,078)	—	(7,078)
Taro Pharmaceutical Industries Ltd.	2.224	UBS AG (London)	12/14/20	2		(1,141)	—	(1,141)
Tate & Lyle PLC	0.669	UBS AG (London)	12/14/20	29		7,815	—	7,815
Te Connectivity Ltd.	2.352	UBS AG (London)	12/14/20	3		4,160	—	4,160

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

TechnipFMC PLC	(0.463)%	UBS AG (London)	12/14/20	$15	$(4,537)	$—	$(4,537)
Teijin Ltd.	(0.101)	UBS AG (London)	12/11/20	26	1,672	—	1,672
Teladoc, Inc.	2.352	UBS AG (London)	12/14/20	1	323	—	323
Telefonica Deutschland	(0.463)	UBS AG (London)	12/14/20	143	(6,823)	—	(6,823)
Telefonica SA	(0.463)	UBS AG (London)	03/29/21	11	(3,357)	—	(3,357)
Tenaris SA	(0.463)	UBS AG (London)	12/14/20	28	(1,559)	—	(1,559)
Tesla Motors, Inc.	2.352	UBS AG (London)	12/14/20	1	(7,001)	—	(7,001)
Teva Pharmaceutical	2.352	UBS AG (London)	12/14/20	10	(663)	—	(663)
Texas Roadhouse, Inc.	2.224	UBS AG (London)	12/14/20	7	(9,557)	—	(9,557)
Thales SA	(0.463)	UBS AG (London)	12/14/20	2	(7,993)	—	(7,993)
The Boeing Co.	2.352	UBS AG (London)	12/14/20	1	(503)	—	(503)
The Chiba Bank Ltd.	(0.101)	UBS AG (London)	12/11/20	51	(562)	—	(562)
The Kroger Co.	2.352	UBS AG (London)	12/14/20	16	4,289	—	4,289
The Swatch Group AG	(0.815)	UBS AG (London)	12/14/20	2	11,813	—	11,813
The Walt Disney Co.	2.352	UBS AG (London)	12/14/20	3	7,063	—	7,063
Thermo Fisher Scientific, Inc.	2.224	UBS AG (London)	12/14/20	1	(14,361)	—	(14,362)
THK Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	16	5,776	—	5,776
Thyssenkrupp AG	(0.463)	UBS AG (London)	12/14/20	4	912	—	912
Tiffany & Co.	2.352	UBS AG (London)	12/14/20	4	(3,738)	—	(3,738)
Timken Co.	2.224	UBS AG (London)	12/14/20	4	(11,252)	—	(11,252)
Tokyo Broadcasting System	(0.101)	UBS AG (London)	12/11/20	4	(1,021)	—	(1,021)
Tokyo Electric Power Co. Holdings, Inc.	(0.101)	UBS AG (London)	12/11/20	72	7,276	—	7,276
Tokyu Corp.	(0.101)	UBS AG (London)	12/11/20	23	3,844	—	3,844
Tomra Systems A/S	1.200	UBS AG (London)	12/14/20	13	15,515	—	15,515
Toppan Printing Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	25	1,392	—	1,392
Toshiba Corp.	(0.101)	UBS AG (London)	12/11/20	10	(5,759)	—	(5,759)
Tosoh Corp.	(0.101)	UBS AG (London)	12/11/20	19	1,495	—	1,495
Tractor Supply Co.	2.224	UBS AG (London)	12/14/20	1	(1,171)	—	(1,171)
Transdigm Group, Inc.	2.352	UBS AG (London)	12/14/20	1	4,106	—	4,106
Treehouse Foods, Inc.	2.352	UBS AG (London)	12/14/20	6	1,914	—	1,914

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Trinet Group, Inc.	2.224%	UBS AG (London)	12/14/20	$2	$183	$—	$182
Trinity Industries, Inc.	2.352	UBS AG (London)	12/14/20	16	(13,398)	—	(13,398)
Tsingtao Brewery Co. Ltd.	1.820	UBS AG (London)	12/14/20	64	(5,025)	—	(5,025)
Tsuruha Holdings, Inc.	(0.101)	UBS AG (London)	12/11/20	3	8,243	—	8,243
Twilio, Inc. Class A	2.352	UBS AG (London)	12/14/20	1	1,912	—	1,912
Ulta Beauty, Inc.	2.224	UBS AG (London)	12/14/20	1	3,625	—	3,625
Under Armour, Inc.	2.352	UBS AG (London)	12/14/20	12	51,317	—	51,317
Uni-President Enterprise Co.	2.224	UBS AG (London)	12/14/20	16	96	—	96
Unicredit SpA	(0.463)	UBS AG (London)	12/14/20	33	(17,288)	—	(17,288)
Uniper SE	(0.463)	UBS AG (London)	12/14/20	12	6,985	—	6,985
United Microelectronics Corp.	2.224	UBS AG (London)	12/14/20	923	(30,275)	—	(30,275)
Univar, Inc.	2.352	UBS AG (London)	12/14/20	17	1,056	—	1,056
Universal Display Corp.	2.224	UBS AG (London)	12/14/20	1	(4,079)	—	(4,079)
Upm-Kymmene Corp.	(0.463)	UBS AG (London)	12/14/20	3	(2,336)	—	(2,336)
Valeo SA	(0.463)	UBS AG (London)	12/14/20	5	(6,276)	—	(6,276)
Valmet Corp.	(0.463)	UBS AG (London)	12/14/20	17	(9,957)	—	(9,957)
Vanguard International Semiconductor	2.224	UBS AG (London)	12/14/20	57	2,110	—	2,110
Veeva Systems, Inc.	2.224	UBS AG (London)	12/14/20	2	8,873	—	8,873
Verbund AG	(0.463)	UBS AG (London)	12/14/20	8	(2,848)	—	(2,848)
VF Corp.	2.352	UBS AG (London)	12/14/20	3	2,432	—	2,432
Vistra Energy Corp.	2.352	UBS AG (London)	12/14/20	17	5,270	—	5,270
VMware, Inc. Class A	2.224	UBS AG (London)	12/14/20	2	(5,355)	—	(5,355)
Volkswagen AG	(0.463)	UBS AG (London)	12/14/20	2	12,947	—	12,947
Volvo AB	(0.234)	UBS AG (London)	12/14/20	26	(14,900)	—	(14,900)
Wabtec Corp.	2.352	UBS AG (London)	12/14/20	3	(16,838)	—	(16,838)
Wartsila Oyj Abp	(0.463)	UBS AG (London)	12/14/20	22	227	—	227
Weichai Power Co. Ltd.	1.820	UBS AG (London)	12/14/20	250	7,135	—	7,135
Wesco International, Inc.	2.224	UBS AG (London)	12/14/20	1	298	—	298
West Japan Railway Co.	(0.101)	UBS AG (London)	12/11/20	2	(368)	—	(368)
Western Alliance Bancorp	2.224	UBS AG (London)	12/14/20	9	(2,761)	—	(2,761)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Western Digital Corp.	2.352%	UBS AG (London)	12/14/20	$2	$2,710	$—	$2,710
Wh Group Ltd.	1.820	UBS AG (London)	12/14/20	430	(24,132)	—	(24,132)
Wh Smith PLC	0.669	UBS AG (London)	12/14/20	14	(1,200)	—	(1,200)
Wilmar International Ltd.	1.800	UBS AG (London)	12/11/20	83	3,028	—	3,028
Wm Morrison Supermarkets PLC	0.669	UBS AG (London)	12/14/20	130	(12,420)	—	(12,420)
Worldwide, Inc.	(0.463)	UBS AG (London)	12/14/20	6	12,064	—	12,063
Wright Medical Group NV	2.352	UBS AG (London)	12/14/20	10	(6,775)	—	(6,775)
Xerox Corp.	2.352	UBS AG (London)	12/14/20	6	8,831	—	8,831
Xilinx, Inc.	2.224	UBS AG (London)	12/14/20	3	(17,945)	—	(17,945)
Xinyi Glass Holdings Ltd.	1.820	UBS AG (London)	12/14/20	286	(379)	—	(379)
Yangzijiang Shipbuilding Holdings Ltd.	1.883	UBS AG (London)	12/11/20	437	(11,934)	—	(11,934)
Yelp, Inc.	2.224	UBS AG (London)	12/14/20	7	(2,486)	—	(2,486)
Yokohama Rubber Co. Ltd.	(0.101)	UBS AG (London)	12/11/20	6	379	—	379
Zalando SE	(0.463)	UBS AG (London)	12/14/20	5	569	—	569

TOTAL					$(271,877)	$3	$(271,884)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	Rounds to less than $1,000.
(a)	Payments made monthly.

PURCHASED OPTIONS CONTRACTS — At July 31, 2019, the Fund had the following written and purchased options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Alibaba Group Holding Ltd.	$175.00	10/18/2019	30	$3,000	$27,600	$32,824	$(5,224)
The Boeing Co.	375.00	11/15/2019	25	2,500	18,375	37,494	(19,119)

			55	5,500	$45,975	$70,318	$(24,343)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
Adobe, Inc.	$310.00	10/18/2019	15	$1,500	$30,825	$24,146	$6,679
Fiserv, Inc.	100.00	09/20/2019	45	4,500	5,962	6,624	(662)
iShares Expanded Tech-Software Sector ETF	215.00	11/15/2019	75	7,500	54,751	42,941	11,810
Ishares Expanded Tech-Software Sector ETF	220.00	11/15/2019	40	4,000	36,000	30,554	5,446
Thermo Fisher Scientific, Inc.	280.00	09/20/2019	20	2,000	19,300	13,861	5,439
Visa, Inc.	180.00	10/18/2019	30	3,000	19,650	12,676	6,974
Vmware, Inc.	175.00	10/18/2019	15	1,500	15,375	13,138	2,237

			240	$24,000	$181,863	$143,940	$37,923

TOTAL EXCHANGE TRADED OPTIONS ON EQUITIES			295	$29,500	$227,838	$214,258	$13,580

OVER-THE-COUNTER OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Invesco QQQ Trust	MS & Co. Int. PLC	$188.00	09/20/2019	10,260	$10,260	$35,598	$27,189	$8,409
Invesco QQQ Trust	MS & Co. Int. PLC	186.00	08/23/2019	10,165	10,165	16,061	17,703	(1,642)
Invesco QQQ Trust	MS & Co. Int. PLC	185.00	09/20/2019	10,114	10,114	27,277	28,522	(1,245)

TOTAL OVER-THE-COUNTER OPTIONS ON EQUITIES				30,539	$30,539	$78,936	$73,414	$5,522

TOTAL PURCHASED OPTION CONTRACTS				30,834	$60,039	$306,774	$287,672	$19,102

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd., the Cayman Commodity — MMA IV, Ltd., and the Cayman Commodity — MMA V, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of July 31, 2019, the Fund’s net assets were $291,963,879 of which, $1,528,216, or 0.5%, represented the Cayman Commodity — MMA, Ltd.’s net assets, $3,061,353, or 1.0%, represented the Cayman Commodity — MMA IV, Ltd.’s net assets and $1,162,767, or 0.4%, represented the Cayman Commodity — MMA V, Ltd.’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables.The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Consolidated Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the ;underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s/Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$5,505,091	$—
Mortgage-Backed Obligations	—	14,451,899	—
Asset-Backed Securities	—	24,935,435	—
Foreign Debt Obligations	—	12,596,328	—
Municipal Debt Obligations	—	1,459,569	—
Common Stock and/or Other Equity Investments(a)
Asia	2,532,317	3,688,496	—
Australia and Oceania	374,120	907,799	—
Europe	3,010,071	14,138,361	—
North America	54,900,460	—	—
South America	142,631	—	—
Exchange Traded Fund	4,537,746	—	—
Investment Company	125,570,371	—	—

Total	$191,067,716	$77,682,978	$—

Liabilities
Common Stock and/or Other Equity Investments(a)
North America	$(7,465,033)	$—	$(30,427)

Total	$(7,465,033)	$—	$(30,427)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER ALTERNATIVES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$353,043	$—
Futures Contracts(b)	1,584,759	—	—
Interest Rate Swap Contracts(b)	—	229	—
Credit Default Swap Contracts(b)	—	56,381	—
Total Return Swap Contracts(b)	—	2,324,939	—
Options Purchased	227,838	78,936	—

Total	$1,813,597	$2,813,528	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(359,276)	$—
Futures Contracts	(1,710,167)	—	—
Interest Rate Swap Contracts	—	(130,310)	—
Credit Default Swap Contracts	—	(10,569)	—
Total Return Swap Contracts	—	(2,596,823)	—

Total	$(1,710,167)	$(3,096,978)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

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Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity indexlinked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings on a prospective basis. In light of the revocation of the Notes Rulings, the Fund intends to limit its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Portfolio’s income from investments in the Subsidiaries should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.